UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-07927

Exact name of registrant as specified in charter:	Delaware Group® Adviser Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2013

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Diversified Income Fund

January 31, 2013

		Principal	Value
		Amount[o]	(U.S. $)
Agency Asset-Backed Securities – 0.01%
•Fannie Mae Grantor Trust Series 2003-T4 2A5 5.407% 9/26/33	USD	905,347	$955,819
Fannie Mae Whole Loan
Series 2001-W2 AS5 6.473% 10/25/31		2,057	2,150
•Series 2002-W11 AV1 0.544% 11/25/32		13,902	12,858
Total Agency Asset-Backed Securities (cost $883,672)			970,827

Agency Collateralized Mortgage Obligations – 1.53%
Fannie Mae Grantor Trust
•Series 1999-T2 A1 7.50% 1/19/39		19,983	22,547
Series 2002-T4 A3 7.50% 12/25/41		225,426	260,619
Series 2002-T19 A1 6.50% 7/25/42		142,908	166,822
Series 2004-T1 1A2 6.50% 1/25/44		70,391	83,451
Fannie Mae Interest Strip Series 265 2 9.00% 3/1/24		9,898	11,590
Fannie Mae REMICS
Series 1990-92 C 7.00% 8/25/20		1,188	1,333
Series 1996-46 ZA 7.50% 11/25/26		229,885	267,323
Series 2001-50 BA 7.00% 10/25/41		105,628	111,758
Series 2002-83 GH 5.00% 12/25/17		293,643	313,257
Series 2002-90 A2 6.50% 11/25/42		282,044	325,945
Series 2003-26 AT 5.00% 11/25/32		8,773,080	9,153,305
Series 2003-38 MP 5.50% 5/25/23		4,089,403	4,505,067
Series 2003-106 WE 4.50% 11/25/22		7,164,377	7,391,810
Series 2003-122 AJ 4.50% 2/25/28		98,818	99,568
Series 2005-110 MB 5.50% 9/25/35		1,925,016	2,114,403
Series 2009-94 AC 5.00% 11/25/39		5,995,610	6,684,344
Series 2010-41 PN 4.50% 4/25/40		7,623,413	8,582,987
Series 2010-75 NA 4.00% 9/25/28		975,208	1,010,848
Series 2010-96 DC 4.00% 9/25/25		14,795,000	16,025,427
•Series 2012-124 SD 5.946% 11/25/42		17,768,743	5,512,182
Fannie Mae Whole Loan
•Series 2002-W1 2A 9.928% 2/25/42		20,564	23,734
•Series 2002-W6 2A 7.07% 6/25/42		40,821	48,667
•Series 2003-W1 2A 6.929% 12/25/42		20,641	24,496
Series 2003-W10 1A4 4.505% 6/25/43		32,667	35,586
Series 2003-W15 2A7 5.55% 8/25/43		16,220	17,944
Series 2004-W9 2A1 6.50% 2/25/44		305,273	348,419
Series 2004-W11 1A2 6.50% 5/25/44		435,104	503,804
Freddie Mac REMICS
Series 1730 Z 7.00% 5/15/24		267,335	307,148
Series 2326 ZQ 6.50% 6/15/31		727,294	831,123
Series 2557 WE 5.00% 1/15/18		3,430,543	3,661,333
Series 2598 QD 5.50% 4/15/32		288,905	295,293
Series 2621 QH 5.00% 5/15/33		35,000	38,535
Series 2622 PE 4.50% 5/15/18		5,554,603	5,878,714
Series 2624 QH 5.00% 6/15/33		40,000	43,894
Series 2687 PG 5.50% 3/15/32		477,467	484,576
Series 2717 MH 4.50% 12/15/18		91,642	97,274
Series 2762 LG 5.00% 9/15/32		4,701,738	4,809,107
Series 2809 DC 4.50% 6/15/19		2,016,352	2,134,393
Series 3123 HT 5.00% 3/15/26		50,000	55,791
Series 3131 MC 5.50% 4/15/33		1,221,767	1,243,894
Series 3150 EQ 5.00% 5/15/26		45,000	50,703
Series 3171 MG 6.00% 8/15/34		2,775,698	2,852,304
Series 3173 PE 6.00% 4/15/35		821,417	852,949
Series 3416 GK 4.00% 7/15/22		147,834	152,076
Series 3656 PM 5.00% 4/15/40		11,118,918	12,417,509
Series 4065 DE 3.00% 6/15/32		1,626,000	1,678,491
•Series 4148 SA 5.894% 12/15/42		19,200,996	5,494,478
•Freddie Mac Strip Series 19 F 1.051% 6/1/28		6,727	6,435
tFreddie Mac Structured Pass Through Securities
Series T-42 A5 7.50% 2/25/42		114,753	137,025
Series T-54 2A 6.50% 2/25/43		31,396	37,150
Series T-58 2A 6.50% 9/25/43		712,217	824,633
•Series T-60 1A4C 4.992% 3/25/44		7,696	7,798
#•FREMF Mortgage Trust Series 2012-K21 B 144A 3.938% 7/25/45		5,041,000	5,034,361
GNMA Series 2010-113 KE 4.50% 9/20/40		20,392,264	23,133,556
NCUA Guaranteed Notes Series 2010-C1 A2 2.90% 10/29/20		6,420,000	6,848,965
•Vendee Mortgage Trust Series 2000-1 1A 6.623% 1/15/30		8,035	9,554
Total Agency Collateralized Mortgage Obligations (cost $136,960,963)			143,066,298

Agency Mortgage-Backed Securities – 12.85%
Fannie Mae
6.50% 8/1/17	114,834	127,157
7.00% 11/15/16	37,496	38,325
•Fannie Mae ARM
2.01% 11/1/24	2,956	3,112
2.033% 7/1/33	85,830	89,628
2.26% 1/1/36	122,626	129,076
2.28% 12/1/33	4,811	5,071
2.397% 6/1/34	119,219	126,032
2.402% 10/1/33	88,698	92,148
2.629% 8/1/34	8,925	9,489
2.694% 6/1/37	10,401	11,096
2.715% 11/1/32	564	599
2.775% 4/1/36	567,820	606,365
2.777% 6/1/34	2,029	2,162
2.802% 11/1/35	148,727	158,658
2.811% 11/1/35	800,059	852,019
2.872% 4/1/37	1,343,577	1,432,502
2.922% 4/1/36	329,065	348,789
3.722% 3/1/38	14,143	15,013
4.962% 11/1/33	456,468	490,451
4.962% 5/1/36	390,787	420,905
4.983% 9/1/38	581,820	622,152
5.204% 8/1/35	115,876	124,797
5.843% 8/1/37	697,941	757,750
6.035% 6/1/36	168,131	179,905
6.065% 7/1/36	114,818	123,437
6.176% 4/1/36	1,419	1,518
6.304% 8/1/36	67,586	71,757
6.435% 7/1/36	3,927	4,176
Fannie Mae Relocation 15 yr 4.00% 9/1/20	416,858	437,310
Fannie Mae Relocation 30 yr
4.00% 3/1/35	8,158	8,570
5.00% 9/1/33	219,288	234,564
5.00% 11/1/33	124,796	133,489
5.00% 1/1/34	30,723	32,863
5.00% 11/1/34	160,166	171,324
5.00% 4/1/35	186,369	199,351
5.00% 10/1/35	186,483	199,473
5.00% 1/1/36	338,482	362,061
Fannie Mae S.F. 10 yr 6.00% 9/1/17	9,465	9,971
Fannie Mae S.F. 15 yr
2.50% 11/1/27	5,932,687	6,149,602
2.50% 12/1/27	19,308,132	20,014,086
3.00% 3/1/27	8,040,746	8,499,320
3.00% 8/1/27	1,772,143	1,863,797
3.00% 11/1/27	7,159,501	7,546,795
3.50% 3/1/21	575,743	609,028
3.50% 7/1/26	6,776,147	7,229,302
3.50% 10/1/26	39,331,857	41,618,026
4.00% 11/1/25	19,671,664	21,343,757
5.00% 12/1/17	168,720	182,561
5.00% 9/1/20	6,126	6,665
5.00% 5/1/21	659,309	713,393
5.50% 11/1/18	15,021	16,129
5.50% 5/1/19	113,236	121,587
5.50% 4/1/23	151,567	163,408
5.50% 6/1/23	103,980	112,103
6.00% 12/1/16	23,398	24,838
6.00% 9/1/21	4,056,299	4,453,059
6.00% 8/1/22	63,838	70,082
Fannie Mae S.F. 15 yr TBA
2.50% 2/1/28	111,482,000	115,418,708
3.00% 2/1/28	111,780,000	117,351,540
Fannie Mae S.F. 20 yr
5.50% 12/1/24	121,834	133,424
5.50% 3/1/27	233,419	253,727
5.50% 3/1/28	256,641	278,809
5.50% 8/1/28	4,018,928	4,366,080
5.50% 12/1/29	1,072,572	1,165,220

Fannie Mae S.F. 30 yr
3.50% 9/1/42	191,408	202,831
3.50% 1/1/43	682,110	720,688
4.00% 1/1/41	13,489,132	14,357,130
4.00% 3/1/42	10,884,493	11,692,033
4.00% 1/1/43	38,286,111	40,761,710
4.50% 8/1/41	2,454,832	2,647,250
5.00% 2/1/35	2,115,509	2,297,253
5.00% 6/1/35	3,449	3,728
5.50% 3/1/34	189,480	207,031
5.50% 12/1/35	108,329	119,030
5.50% 11/1/36	47,766	52,130
5.50% 8/1/37	429,009	468,748
6.00% 10/1/33	1,882	2,101
6.00% 6/1/35	6,315	6,954
6.00% 2/1/36	847,362	927,177
6.00% 4/1/36	247,306	272,019
6.00% 8/1/36	987,323	1,080,321
6.00% 12/1/36	239,906	262,503
6.00% 3/1/37	525,590	578,792
6.00% 1/1/38	304,881	333,598
6.00% 2/1/38	702,309	768,461
6.00% 4/1/38	12,250,864	13,377,997
6.00% 11/1/39	2,259,624	2,472,462
6.00% 7/1/40	1,142,170	1,249,754
6.00% 2/1/41	11,261,915	12,418,070
6.50% 2/1/36	2,609,726	2,935,463
6.50% 3/1/36	2,027,108	2,277,644
6.50% 11/1/36	389,472	434,411
6.50% 9/1/37	2,014,577	2,229,056
7.00% 8/1/32	91,205	108,276
7.00% 9/1/32	71,968	85,438
7.00% 2/1/36	23,898	28,275
7.00% 4/1/37	19,355	22,258
7.00% 12/1/37	25,804	30,560
7.50% 1/1/31	1,774	2,157
7.50% 3/1/32	28,795	35,074
7.50% 4/1/32	32,553	39,785
7.50% 6/1/34	46,601	57,028
7.50% 10/1/34	23,720	28,824
Fannie Mae S.F. 30 yr TBA
3.00% 2/1/43	212,398,000	219,334,111
3.50% 2/1/43	142,815,000	150,602,873
3.50% 3/1/43	155,038,000	163,104,813
4.50% 2/1/43	48,500,000	52,046,563
Freddie Mac
4.50% 1/1/41	12,765,938	13,303,658
7.00% 2/25/14	287	288
•Freddie Mac ARM
2.342% 12/1/33	326,653	348,022
2.358% 4/1/33	2,372	2,392
2.672% 12/1/33	66,825	71,071
2.765% 7/1/36	454,996	485,963
2.773% 2/1/37	829,740	889,811
2.777% 8/1/37	11,979	12,802
2.803% 3/1/36	97,874	104,719
2.834% 5/1/35	281,256	299,673
2.851% 4/1/34	33,729	35,960
5.813% 10/1/36	101,099	109,438
5.902% 10/1/37	7,323	7,921
6.16% 10/1/37	190,058	207,012
Freddie Mac Relocation 15 yr 3.50% 10/1/18	82,294	85,100
Freddie Mac Relocation 30 yr
5.00% 9/1/33	334,029	357,044
6.50% 10/1/30	729	730
Freddie Mac S.F. 15 yr
3.00% 12/1/26	203,886	216,278
3.00% 4/1/27	140,939	148,624
4.50% 5/1/20	1,524,152	1,624,651
5.00% 6/1/18	558,307	597,185
5.00% 4/1/20	720,742	772,996
5.50% 7/1/14	581	623
Freddie Mac S.F. 30 yr
3.50% 9/1/42	668,659	704,822
4.00% 10/1/40	7,733,291	8,206,747
5.50% 11/1/35	102,218	111,128
5.50% 12/1/38	2,402,407	2,599,039
5.50% 7/1/40	48,127,681	52,157,075
6.00% 2/1/36	4,294,301	4,692,583
6.00% 8/1/38	8,477,467	9,351,147
6.00% 10/1/38	12,100,589	13,347,664
6.00% 5/1/40	13,398,033	14,619,719
6.50% 10/1/32	2,371	2,728
6.50% 8/1/38	607,133	675,419
7.00% 11/1/33	282,309	331,483
GNMA I S.F. 30 yr
7.00% 5/15/28	149,130	177,814
7.00% 12/15/34	3,091,644	3,629,488
7.50% 10/15/30	1,571	1,906
7.50% 2/15/32	502	611
9.50% 9/15/17	3,907	4,454
10.00% 7/15/17	2,748	2,761
Total Agency Mortgage-Backed Securities (cost $1,201,788,683)		1,199,319,040

Commercial Mortgage-Backed Securities – 4.27%
BAML Commercial Mortgage Securities
•Series 2005-6 A4 5.189% 9/10/47	10,190,000	11,288,727
•Series 2006-2 A4 5.732% 5/10/45	7,622,000	8,664,293
Series 2006-4 A4 5.634% 7/10/46	16,135,000	18,308,352
•Bear Stearns Commercial Mortgage Securities
Series 2005-PW10 A4 5.405% 12/11/40	7,786,000	8,617,241
Series 2005-T20 A4A 5.149% 10/12/42	3,000,000	3,307,977
Series 2006-PW12 A4 5.712% 9/11/38	7,235,000	8,216,869
Citigroup Commercial Mortgage Trust Series 2012-GC8 A4 3.024% 9/10/45	13,250,000	13,648,110
t•Commercial Mortgage Pass Through Certificates Series 2005-C6 A5A 5.116% 6/10/44	5,960,000	6,515,079
•Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.409% 2/15/39	355,534	369,531
#DBUBS Mortgage Trust 144A
Series 2011-LC1A A3 5.002% 11/10/46	19,239,000	22,666,215
•Series 2011-LC1A C 5.557% 11/10/46	4,075,000	4,735,949
•GE Capital Commercial Mortgage Series 2005-C4 A4 5.308% 11/10/45	108,000	119,568
Goldman Sachs Mortgage Securities II
*•Series 2004-GG2 A6 5.396% 8/10/38	10,047,000	10,566,088
Series 2005-GG4 A4 4.761% 7/10/39	13,580,350	14,566,148
Series 2005-GG4 A4A 4.751% 7/10/39	30,959,000	33,230,709
•Series 2006-GG6 A4 5.553% 4/10/38	8,405,000	9,398,950
#Series 2010-C1 A2 144A 4.592% 8/10/43	9,975,000	11,544,297
#•Series 2010-C1 C 144A 5.635% 8/10/43	4,640,000	5,343,665
#Series 2012-ALOH B 144A 4.049% 4/10/34	8,900,000	9,621,185
•Greenwich Capital Commercial Funding Series 2005-GG5 A5 5.224% 4/10/37	28,665,000	31,527,429
JPMorgan Chase Commercial Mortgage Securities
•Series 2005-CB11 A4 5.335% 8/12/37	2,280,000	2,473,661
•Series 2005-LDP3 A4A 4.936% 8/15/42	8,280,000	9,008,383
•Series 2005-LDP4 A4 4.918% 10/15/42	13,948,000	15,038,008
•Series 2005-LDP5 A4 5.20% 12/15/44	10,685,000	11,809,030
Series 2011-C5 A3 4.171% 8/15/46	17,000,000	19,235,908
LB-UBS Commercial Mortgage Trust Series 2004-C1 A4 4.568% 1/15/31	5,110,000	5,281,819
Merrill Lynch Mortgage Trust
#Series 2002-MW1 J 144A 5.695% 7/12/34	30,000	25,275
Series 2005-CIP1 A2 4.96% 7/12/38	105,263	107,082
•Series 2005-CKI1 A6 5.273% 11/12/37	2,050,000	2,257,585
Morgan Stanley Capital I
Series 2005-HQ6 A4A 4.989% 8/13/42	4,695,000	5,091,521
•Series 2007-T27 A4 5.652% 6/11/42	22,472,500	26,229,497
#•Morgan Stanley Dean Witter Capital I Series 2001-TOP1 E 144A 7.354% 2/15/33	115,245	115,288
#OBP Depositor Trust Series 2010-OBP A 144A 4.646% 7/15/45	8,545,000	9,885,634
#Timberstar Trust 144A
Series 2006-1A A 5.668% 10/15/36	9,295,000	10,630,766
Series 2006-1A C 5.884% 10/15/36	4,500,000	4,891,914
#VNDO Mortgage Trust Series 2012-6AVE A 144A 2.996% 11/15/30	20,355,000	20,655,786
WF-RBS Commercial Mortgage Trust
Series 2012-C9 A3 2.87% 11/15/45	11,120,000	11,288,435
Series 2012-C9 B 3.84% 11/15/45	2,610,000	2,714,502
Series 2013-C11 A5 3.071% 3/15/45	5,740,000	5,904,128
Series 2013-C11 AS 3.311% 3/15/45	3,530,000	3,641,416
Total Commercial Mortgage-Backed Securities (cost $375,378,655)		398,542,020

Convertible Bonds – 2.35%
AAR 1.75% exercise price $28.62, expiration date 1/1/26	3,482,000	3,495,058
*Advanced Micro Devices 6.00% exercise price $28.08, expiration date 4/30/15	5,204,000	5,008,850
#Alaska Communications Systems Group 144A 6.25% exercise price $10.28, expiration date 4/27/18	5,340,000	3,567,788
Alcatel-Lucent USA 2.875% exercise price $15.35, expiration date 6/13/25	5,263,000	5,309,051
*Alere 3.00% exercise price $43.98, expiration date 5/15/16	5,664,000	5,405,580
Ares Capital 5.75% exercise price $19.13, expiration date 2/1/16	5,480,000	5,925,250
ArvinMeritor 4.00% exercise price $26.73, expiration date 2/12/27	10,513,000	8,154,145
BGC Partners 4.50% exercise price $9.84, expiration date 7/13/16	3,015,000	2,826,563
*Chesapeake Energy 2.50% exercise price $51.14, expiration date 5/15/37	2,378,000	2,324,495
#Ciena 144A 3.75% exercise price $20.17, expiration date 10/15/18	6,408,000	7,233,030
#Clearwire Communications 144A 8.25% exercise price $7.08, expiration date 11/30/40	2,209,000	2,418,855
*#Corporate Office Properties 144A 4.25% exercise price $47.96, expiration date 4/12/30	4,003,000	4,160,618
Dendreon 2.875% exercise price $51.24, expiration date 1/13/16	6,892,000	5,737,590

#Gaylord Entertainment 144A 3.75% exercise price $22.50, expiration date 9/29/14		2,506,000	4,543,691
ΦGeneral Cable 4.50% exercise price $36.75, expiration date 11/15/29		3,695,000	4,362,409
Gilead Sciences 1.625% exercise price $22.71, expiration date 5/1/26		336,000	603,122
*Helix Energy Solutions Group 3.25% exercise price $25.02, expiration date 3/12/32		4,424,000	5,577,005
*ΦHologic 2.00% exercise price $31.17, expiration date 2/27/42		4,202,000	4,543,413
#Iconix Brand Group 144A 2.50% exercise price $30.75, expiration date 5/31/16		3,603,000	3,893,492
#Illumina 144A 0.25% exercise price $83.55, expiration date 3/11/16		1,764,000	1,700,055
Intel 3.25% exercise price $22.20, expiration date 8/1/39		6,304,000	7,592,380
International Game Technology 3.25% exercise price $19.95, expiration date 5/1/14		2,901,000	3,069,621
Jefferies Group 3.875% exercise price $37.20, expiration date 10/31/29		6,174,000	6,239,599
L-3 Communications Holdings 3.00% exercise price $91.21, expiration date 8/1/35		4,301,000	4,378,956
*Leap Wireless International 4.50% exercise price $93.21, expiration date 7/10/14		5,831,000	5,656,070
#Lexington Realty Trust 144A 6.00% exercise price $6.93, expiration date 1/11/30		2,915,000	4,766,025
Linear Technology 3.00% exercise price $42.07 expiration date 4/30/27		7,575,000	8,081,577
Live Nation Entertainment 2.875% exercise price $27.14, expiration date 7/14/27		7,106,000	7,123,765
MGM Resorts International 4.25% exercise price $18.58, expiration date 4/10/15		8,021,000	8,712,810
Mirant (Escrow) 2.50% exercise price $67.95, expiration date 6/15/21		695,000	0
Mylan 3.75% exercise price $13.32, expiration date 9/15/15		1,883,000	4,116,709
Nuance Communications 2.75% exercise price $32.30, expiration date 11/1/31		3,400,000	3,810,125
NuVasive
2.25% exercise price $44.74, expiration date 3/15/13		1,648,000	1,649,030
2.75% exercise price $42.13, expiration date 6/30/17		11,383,000	10,671,562
#Opko Health 144A 3.00% exercise price $7.07, expiration date 1/28/13		1,690,000	1,782,950
#Owens-Brockway Glass Container 144A 3.00% exercise price $47.47, expiration date 5/28/15		7,238,000	7,265,143
Peabody Energy 4.75% exercise price $58.19, expiration date 12/15/41		948,000	908,303
PHH 4.00% exercise price $25.80, expiration date 8/27/14		6,061,000	6,731,498
Rovi 2.625% exercise price $47.36, expiration date 2/10/40		2,984,000	3,025,030
*SanDisk 1.50% exercise price $52.37, expiration date 8/11/17		7,699,000	9,628,561
SBA Communications 4.00% exercise price $30.38, expiration date 9/29/14		1,798,000	4,173,608
Steel Dynamics 5.125% exercise price $17.29, expiration date 6/15/14		2,262,000	2,547,578
#TIBCO Software 144A 2.25% exercise price $50.57, expiration date 4/30/32		6,468,000	6,322,470
#Titan Machinery 144A 3.75% exercise price $43.17, expiration date 4/30/19		3,436,000	3,502,573
VeriSign 3.25% exercise price $34.37, expiration date 8/15/37		5,543,000	7,725,555
#WellPoint 144A 2.75% exercise price $75.57, expiration date 10/15/42		2,830,000	3,109,463
Total Convertible Bonds (cost $205,620,767)			219,381,021

Corporate Bonds – 48.08%
Automotive – 0.82%
America Axle & Manufacturing
7.75% 11/15/19		106,000	118,720
*7.875% 3/1/17		6,881,000	7,113,303
*ArvinMeritor 8.125% 9/15/15		8,616,000	9,079,110
*Chrysler Group 8.25% 6/15/21		5,356,000	5,971,940
Ford Motor 7.45% 7/16/31		12,734,000	16,299,519
Ford Motor Credit
5.00% 5/15/18		12,500,000	13,734,925
12.00% 5/15/15		10,732,000	13,173,530
#Hyundai Capital America 144A 2.125% 10/2/17		9,380,000	9,395,627
Tomkins 9.00% 10/1/18		1,842,000	2,065,343
			76,952,017
Banking – 5.65%
Abbey National Treasury Services 4.00% 4/27/16		9,305,000	9,905,024
AgriBank 9.125% 7/15/19		12,423,000	16,644,870
#Banco BTG Pactual 144A 4.00% 1/16/20		9,935,000	9,612,113
Banco do Brasil 3.875% 10/10/22		8,745,000	8,679,413
#Banco Santander Mexico 144A 4.125% 11/9/22		14,635,000	14,817,938
Bancolombia 5.125% 9/11/22		8,817,000	9,169,680
#Bank Nederlandse Gemeenten 144A 2.50% 1/23/23		22,738,000	22,488,087
Bank of America
2.00% 1/11/18		6,305,000	6,264,724
3.875% 3/22/17		8,245,000	8,842,276
6.125% 9/15/21	GBP	7,150,000	13,339,929
*Barclays Bank 7.625% 11/21/22	USD	9,995,000	9,882,556
BB&T
3.95% 3/22/22		250,000	266,040
5.25% 11/1/19		20,134,000	23,214,159
BBVA U.S. Senior 4.664% 10/9/15		7,345,000	7,585,152
•Branch Banking & Trust 0.63% 9/13/16		5,500,000	5,458,101
#Caixa Economica Federal 144A 2.375% 11/6/17		12,135,000	11,922,638
*City National 5.25% 9/15/20		13,865,000	15,220,831
•Fifth Third Capital Trust IV 6.50% 4/15/37		19,171,000	19,218,928
Goldman Sachs Group
2.375% 1/22/18		15,375,000	15,430,888
3.375% 2/1/18	CAD	5,527,000	5,608,019
3.625% 1/22/23	USD	4,550,000	4,551,838
#•HBOS Capital Funding 144A 6.071% 6/29/49		5,876,000	5,200,260
#HSBC Bank 144A 4.75% 1/19/21		15,300,000	17,496,468

HSBC Holdings 4.00% 3/30/22		6,470,000	6,904,137
JPMorgan Chase
2.92% 9/19/17	CAD	8,630,000	8,684,427
6.00% 10/1/17	USD	11,420,000	13,470,187
#JPMorgan Chase Bank 144A 6.00% 3/14/13	BRL	1,839,500	24,982,475
KeyBank 6.95% 2/1/28	USD	19,095,000	23,216,750
Morgan Stanley
7.375% 2/22/18	AUD	5,466,000	6,154,403
7.60% 8/8/17	NZD	7,138,000	6,400,734
•National City Bank 0.681% 6/7/17	USD	10,600,000	10,373,891
PNC Bank 6.875% 4/1/18		18,049,000	22,501,760
#•PNC Preferred Funding Trust II 144A 1.531% 3/31/49		13,400,000	11,122,000
#Sberbank 144A 6.125% 2/7/22		9,750,000	11,151,953
#Standard Chartered 144A 3.95% 1/11/23		14,850,000	14,657,470
•SunTrust Bank 0.602% 8/24/15		6,285,000	6,153,977
SVB Financial Group 5.375% 9/15/20		5,500,000	6,185,575
#Turkiye Halk Bankasi 144A 3.875% 2/5/20		7,190,000	7,080,137
U.S. Bank
4.95% 10/30/14		5,005,000	5,368,203
6.30% 2/4/14		2,361,000	2,494,479
•USB Capital IX 3.50% 10/29/49		28,382,000	26,111,439
•Wachovia 0.674% 10/15/16		7,950,000	7,845,020
Wachovia Bank 5.60% 3/15/16		17,070,000	19,256,565
Wells Fargo 3.50% 3/8/22		2,800,000	2,924,247
Wells Fargo Bank 4.75% 2/9/15		10,855,000	11,680,403
Zions Bancorporation
4.50% 3/27/17		7,355,000	7,725,707
7.75% 9/23/14		3,805,000	4,169,287
			527,435,158
Basic Industry – 3.94%
AK Steel 7.625% 5/15/20		3,279,000	2,992,088
Alcoa 6.75% 7/15/18		16,429,000	18,803,236
#Anglo American Capital 144A
2.625% 4/3/17		12,685,000	12,928,171
2.625% 9/27/17		17,835,000	18,098,921
ArcelorMittal 10.35% 6/1/19		13,310,000	16,734,715
Barrick Gold 3.85% 4/1/22		10,690,000	11,005,922
Barrick North America Finance 4.40% 5/30/21		5,264,000	5,670,133
Cabot
2.55% 1/15/18		11,870,000	12,154,963
3.70% 7/15/22		6,550,000	6,596,715
Celanese U.S. Holdings 6.625% 10/15/18		2,276,000	2,503,600
#Cemex Espana Luxembourg 144A 9.25% 5/12/20		4,450,000	4,828,250
Century Aluminum 8.00% 5/15/14		5,096,000	5,172,440
CF Industries
6.875% 5/1/18		19,719,000	24,051,934
7.125% 5/1/20		6,726,000	8,434,189
Compass Minerals International 8.00% 6/1/19		3,601,000	3,916,088
Dow Chemical 8.55% 5/15/19		35,451,000	47,870,300
Ecolab 1.45% 12/8/17		6,830,000	6,786,520
#FMG Resources August 2006 144A
*6.875% 2/1/18		106,000	110,373
*6.875% 4/1/22		1,937,000	2,012,059
7.00% 11/1/15		3,967,000	4,155,433
Georgia-Pacific 8.00% 1/15/24		23,421,000	32,726,139
#HD Supply 144A
7.50% 7/15/20		2,689,000	2,662,110
11.00% 4/15/20		2,915,000	3,490,713
Headwaters 7.625% 4/1/19		6,918,000	7,488,735
International Paper
6.00% 11/15/41		3,540,000	4,084,916
9.375% 5/15/19		2,347,000	3,207,321
LyondellBasell Industries
5.75% 4/15/24		8,525,000	9,910,313
6.00% 11/15/21		4,560,000	5,380,800
#MacDermid 144A 9.50% 4/15/17		4,283,000	4,475,735
#Mexichem SAB 144A 4.875% 9/19/22		9,090,000	9,601,313
Mohawk Industries 6.375% 1/15/16		2,349,000	2,666,115
#Murray Energy 144A 10.25% 10/15/15		4,810,000	4,834,050
Norcraft Finance 10.50% 12/15/15		3,493,000	3,632,720
Nortek 8.50% 4/15/21		6,595,000	7,501,813
Novelis 8.75% 12/15/20		7,055,000	8,007,425
#Ryerson 144A
9.00% 10/15/17		3,810,000	4,110,038
11.25% 10/15/18		1,590,000	1,584,038
#Samarco Mineracao 144A 4.125% 11/1/22		11,683,000	11,677,159
Southern Copper 5.25% 11/8/42		13,590,000	13,329,072
Steel Dynamics 6.75% 4/1/15		2,595,000	2,627,438
#Taminco Global Chemical 144A 9.75% 3/31/20		23,000	25,415
Teck Resources 3.75% 2/1/23		9,550,000	9,597,473
Vale Overseas 6.25% 1/23/17		500,000	572,639
			368,019,540

Brokerage – 0.53%
•Bear Stearns 3.41% 4/24/14	AUD	15,000,000	15,549,611
Jefferies Group
*5.125% 1/20/23	USD	6,985,000	7,178,547
6.45% 6/8/27		4,100,000	4,469,000
6.50% 1/20/43		2,635,000	2,691,455
Lazard Group 6.85% 6/15/17		16,889,000	19,381,023
			49,269,636
Capital Goods – 1.09%
#ADT 144A 4.125% 6/15/23		7,400,000	7,521,893
Anixter 10.00% 3/15/14		2,164,000	2,356,055
*Berry Plastics 9.75% 1/15/21		5,246,000	6,177,165
Case New Holland 7.75% 9/1/13		4,069,000	4,206,329
#Cemex Finance 144A 9.375% 10/12/22		4,510,000	5,118,850
#Cemex SAB 144A
*•5.311% 9/30/15		10,599,000	10,771,234
9.50% 6/15/18		3,540,000	3,995,775
#Consolidated Container 144A 10.125% 7/15/20		3,004,000	3,259,340
#Hutchison Whampoa International 12 II 144A 2.00% 11/8/17		9,530,000	9,484,246
Kratos Defense & Security Solutions 10.00% 6/1/17		2,900,000	3,197,250
#Plastipak Holdings 144A 10.625% 8/15/19		3,693,000	4,246,950
Precision Castparts 2.50% 1/15/23		2,185,000	2,135,824
Reynolds Group Issuer
9.00% 4/15/19		13,490,000	14,299,400
9.875% 8/15/19		235,000	257,325
#Sealed Air 144A
8.125% 9/15/19		6,000	6,855
8.375% 9/15/21		8,000	9,220
#URS 144A 5.00% 4/1/22		6,160,000	6,425,213
#Votorantim Cimentos 144A 7.25% 4/5/41		16,180,000	18,607,000
			102,075,924
Communications – 6.26%
America Movil
3.125% 7/16/22		7,000,000	6,972,084
5.00% 3/30/20		11,125,000	12,768,363
American Tower 5.90% 11/1/21		25,880,000	30,520,076
AT&T 2.625% 12/1/22		12,550,000	12,162,406
Cablevision Systems
8.00% 4/15/20		259,000	293,965
8.625% 9/15/17		335,000	394,463
#CC Holdings GS V 144A 3.849% 4/15/23		6,590,000	6,584,010
CCO Holdings
5.25% 9/30/22		3,925,000	3,905,375
7.375% 6/1/20		2,300,000	2,570,250
CenturyLink 5.80% 3/15/22		13,225,000	13,862,657
Clear Channel Communications 9.00% 3/1/21		3,152,000	2,947,120
Clear Channel Worldwide Holdings 7.625% 3/15/20		6,022,000	6,317,040
#Clearwire Communications 144A 12.00% 12/1/15		3,951,000	4,286,327
*#Columbus International 144A 11.50% 11/20/14		8,041,000	9,046,125
Comcast 4.25% 1/15/33		12,825,000	12,539,323
*Cricket Communications 7.75% 10/15/20		6,448,000	6,722,040
#Crown Castle International 144A 5.25% 1/15/23		325,000	342,469
#Crown Castle Towers 144A 4.883% 8/15/20		51,600,000	58,662,078
#Deutsche Telekom International Finance 144A
2.25% 3/6/17		6,570,000	6,728,514
3.125% 4/11/16		10,005,000	10,531,093
*#Digicel 144A 8.25% 9/1/17		2,277,000	2,436,390
#Digicel Group 144A
8.25% 9/30/20		8,440,000	9,452,800
10.50% 4/15/18		229,000	257,625
#DigitalGlobe 144A 5.25% 2/1/21		1,525,000	1,526,906
DirecTV Holdings
1.75% 1/15/18		1,340,000	1,318,263
3.80% 3/15/22		9,500,000	9,601,973
5.15% 3/15/42		4,310,000	4,159,249
DISH DBS
5.875% 7/15/22		1,529,000	1,632,208
7.125% 2/1/16		415,000	464,800
7.875% 9/1/19		6,206,000	7,369,625
Entravision Communications 8.75% 8/1/17		2,117,000	2,312,823
Intelsat Bermuda 11.25% 2/4/17		7,576,000	8,040,030
Intelsat Bermuda PIK
11.50% 2/4/17		1,239,287	1,315,193
#144A 11.50% 2/4/17		1,975,000	2,095,969

Intelsat Jackson Holdings 7.25% 10/15/20	3,558,000	3,820,403
Interpublic Group
2.25% 11/15/17	5,910,000	5,865,604
3.75% 2/15/23	8,855,000	8,679,025
4.00% 3/15/22	12,800,000	12,975,462
Level 3 Communications 11.875% 2/1/19	2,970,000	3,460,050
Level 3 Financing 10.00% 2/1/18	4,182,000	4,673,385
MDC Partners 11.00% 11/1/16	312,000	344,760
MetroPCS Wireless 6.625% 11/15/20	2,908,000	3,093,385
#Myriad International Holding 144A 6.375% 7/28/17	9,910,000	11,148,750
#Nara Cable Funding 144A 8.875% 12/1/18	6,560,000	6,724,000
Nielsen Finance 11.625% 2/1/14	1,527,000	1,683,518
#Oi 144A 5.75% 2/10/22	17,413,000	18,327,183
#Qtel International Finance 144A
3.25% 2/21/23	5,465,000	5,396,688
4.50% 1/31/43	4,300,000	4,241,950
Qwest 6.75% 12/1/21	12,490,000	14,516,690
#Sinclair Television Group 144A 9.25% 11/1/17	3,400,000	3,731,500
#Sirius XM Radio 144A 8.75% 4/1/15	4,500,000	5,118,750
Sprint Capital 8.75% 3/15/32	3,465,000	4,106,025
Sprint Nextel
6.00% 12/1/16	2,955,000	3,198,788
8.375% 8/15/17	3,285,000	3,814,706
9.125% 3/1/17	5,201,000	6,137,180
Telecom Italia Capital 5.25% 10/1/15	6,095,000	6,536,467
#Telefonica Chile 144A 3.875% 10/12/22	15,435,000	15,499,148
Telefonica Emisiones 6.421% 6/20/16	23,950,000	26,649,380
Telesat Canada
#144A 6.00% 5/15/17	3,660,000	3,861,300
12.50% 11/1/17	1,932,000	2,108,295
Time Warner Cable
5.85% 5/1/17	7,452,000	8,702,423
8.25% 4/1/19	14,091,000	18,651,327
#Univision Communications 144A 6.875% 5/15/19	5,325,000	5,617,875
#UPC Holding 144A 9.875% 4/15/18	2,304,000	2,615,040
#UPCB Finance III 144A 6.625% 7/1/20	9,469,000	10,155,503
#Vimpel Communications 144A 7.748% 2/2/21	8,150,000	9,352,125
#VimpelCom Holdings 144A 7.504% 3/1/22	2,644,000	3,020,770
Virgin Media Finance 8.375% 10/15/19	2,267,000	2,575,879
Virgin Media Secured Finance
5.25% 1/15/21	1,010,000	1,150,415
6.50% 1/15/18	35,143,000	37,778,724
#Vivendi 144A
3.45% 1/12/18	400,000	414,016
6.625% 4/4/18	26,463,000	30,899,759
#Wind Acquisition Finance 144A 11.75% 7/15/17	3,221,000	3,478,680
Windstream
7.875% 11/1/17	1,816,000	2,083,860
8.125% 8/1/13	1,945,000	2,008,213
		584,356,633
Consumer Cyclical – 2.74%
Amazon.com 2.50% 11/29/22	19,470,000	18,727,549
*CKE Restaurants 11.375% 7/15/18	4,577,000	5,355,090
CVS Caremark 2.75% 12/1/22	18,870,000	18,613,216
#Daimler Finance North America 144A 2.25% 7/31/19	12,115,000	12,102,618
Darden Restaurants 3.35% 11/1/22	17,350,000	16,500,509
Dave & Buster's 11.00% 6/1/18	1,775,000	2,014,625
Delphi 6.125% 5/15/21	6,275,000	6,933,875
Dollar General 4.125% 7/15/17	2,375,000	2,517,500
eBay 4.00% 7/15/42	22,545,000	20,997,059
Express 8.75% 3/1/18	84,000	91,560
Ford Motor Credit 3.984% 6/15/16	6,710,000	7,120,518
Hanesbrands 6.375% 12/15/20	5,070,000	5,513,625
Historic TW 6.875% 6/15/18	26,504,000	32,999,440
Host Hotels & Resorts
4.75% 3/1/23	10,475,000	11,024,938
5.25% 3/15/22	5,645,000	6,181,275
*5.875% 6/15/19	3,275,000	3,573,844
Ingles Markets 8.875% 5/15/17	3,502,000	3,725,253
*Levi Strauss 7.625% 5/15/20	1,380,000	1,511,100
Macy's Retail Holdings 5.90% 12/1/16	4,944,000	5,777,341
*Quiksilver 6.875% 4/15/15	5,891,000	5,905,728
*Rite Aid 9.25% 3/15/20	1,815,000	2,028,263
Sally Holdings 5.75% 6/1/22	3,131,000	3,326,688
#Sealy Mattress 144A 10.875% 4/15/16	880,000	943,800
Time Warner 4.70% 1/15/21	250,000	280,403
Toyota Motor Credit 2.625% 1/10/23	11,980,000	11,871,102
Walgreen 3.10% 9/15/22	18,505,000	18,458,829
Western Union
2.875% 12/10/17	4,730,000	4,716,737
3.65% 8/22/18	7,015,000	7,196,836
Wyndham Worldwide
4.25% 3/1/22	4,805,000	4,980,445
5.625% 3/1/21	6,755,000	7,500,759
5.75% 2/1/18	6,462,000	7,354,467
		255,844,992

Consumer Non-Cyclical – 4.40%
Amgen
3.875% 11/15/21	6,090,000	6,622,108
5.375% 5/15/43	5,740,000	6,580,795
#Anadolu Efes Biracilik Ve Malt Sanayii 144A 3.375% 11/1/22	9,635,000	9,285,731
Anheuser-Busch InBev Finance 2.625% 1/17/23	17,210,000	17,008,918
Boston Scientific 6.00% 1/15/20	7,335,000	8,500,737
*#BRF-Brasil Foods 144A 5.875% 6/6/22	13,050,000	14,452,875
CareFusion 6.375% 8/1/19	35,940,000	42,701,140
Celgene
2.45% 10/15/15	4,630,000	4,807,375
3.95% 10/15/20	11,675,000	12,531,268
ConAgra Foods 3.20% 1/25/23	13,830,000	13,876,220
Constellation Brands
4.625% 3/1/23	2,890,000	2,958,638
6.00% 5/1/22	5,325,000	6,017,250
Del Monte 7.625% 2/15/19	7,188,000	7,529,430
#Dole Food 144A 8.00% 10/1/16	3,055,000	3,207,750
Energizer Holdings 4.70% 5/24/22	19,025,000	20,171,446
#ESAL 144A 6.25% 2/5/23	8,970,000	8,756,963
Express Scripts Holding 2.65% 2/15/17	1,250,000	1,296,680
#Heineken 144A
2.75% 4/1/23	6,325,000	6,111,797
3.40% 4/1/22	13,610,000	13,987,664
Jarden
6.125% 11/15/22	2,145,000	2,303,194
7.50% 1/15/20	2,320,000	2,540,400
#Korea Expressway 144A 1.875% 10/22/17	9,585,000	9,550,082
Kraft Foods Group 5.00% 6/4/42	10,285,000	11,207,729
Laboratory Corporation of America Holdings 2.20% 8/23/17	14,275,000	14,462,631
*#Marfrig Holding Europe 144A 9.875% 7/24/17	3,350,000	3,308,125
NBTY 9.00% 10/1/18	7,168,000	8,189,440
Newell Rubbermaid 2.05% 12/1/17	5,925,000	5,936,589
#Penrod-Ricard 144A
4.25% 7/15/22	6,125,000	6,588,614
4.45% 1/15/22	2,415,000	2,624,649
5.75% 4/7/21	13,473,000	15,798,804
Quest Diagnostics 4.70% 4/1/21	14,730,000	16,072,330
Reynolds American 4.75% 11/1/42	7,190,000	7,055,784
#SABMiller Holdings 144A 3.75% 1/15/22	13,190,000	14,035,453
*Safeway 4.75% 12/1/21	13,650,000	13,885,449
Scotts Miracle-Gro 6.625% 12/15/20	3,518,000	3,887,390
Teva Pharmaceutical Finance 2.95% 12/18/22	6,165,000	6,117,862
#Woolworths 144A
3.15% 4/12/16	2,460,000	2,575,677
4.55% 4/12/21	3,280,000	3,613,924
Yale University 2.90% 10/15/14	4,905,000	5,110,333
Zimmer Holdings
3.375% 11/30/21	12,500,000	12,747,450
4.625% 11/30/19	16,726,000	18,804,790
#Zoetis 144A 3.25% 2/1/23	17,430,000	17,341,542
		410,163,026
Electric – 3.53%
*#Abu Dhabi National Energy 144A 2.50% 1/12/18	3,850,000	3,859,625
Ameren Illinois 9.75% 11/15/18	17,440,000	23,990,062
American Electric Power 1.65% 12/15/17	4,220,000	4,222,511
#American Transmission Systems 144A 5.25% 1/15/22	20,345,000	23,125,592
#APT Pipelines 144A 3.875% 10/11/22	7,390,000	7,223,186
CenterPoint Energy 5.95% 2/1/17	11,365,000	13,107,595
CMS Energy
4.25% 9/30/15	6,995,000	7,479,334
6.25% 2/1/20	8,285,000	9,820,940
ComEd Financing III 6.35% 3/15/33	9,274,000	9,737,700
Connecticut Light & Power 2.50% 1/15/23	7,800,000	7,725,214
Duquense Light Holdings 5.50% 8/15/15	3,168,000	3,424,637
*#•Electricite de France 144A 5.25% 12/29/49	12,960,000	12,706,762
•FPL Group Capital
6.35% 10/1/66	16,936,000	18,136,322
6.65% 6/15/67	1,160,000	1,248,763
Great Plains Energy 5.292% 6/15/22	15,135,000	16,899,105

•Integrys Energy Group 6.11% 12/1/66	14,555,000	15,477,860
Ipalco Enterprises 5.00% 5/1/18	5,745,000	6,147,150
Jersey Central Power & Light 5.625% 5/1/16	3,240,000	3,685,286
LG&E & KU Energy
3.75% 11/15/20	12,102,000	12,675,659
4.375% 10/1/21	16,415,000	17,849,605
#Narragansett Electric 144A 4.17% 12/10/42	6,645,000	6,512,259
#Niagara Mohawk Power 144A 2.721% 11/28/22	8,545,000	8,343,423
Pennsylvania Electric 5.20% 4/1/20	9,953,000	11,312,072
PPL Capital Funding
4.20% 6/15/22	3,410,000	3,610,194
•6.70% 3/30/67	6,100,000	6,502,387
Public Service Company of Oklahoma 5.15% 12/1/19	14,625,000	16,797,207
Puget Energy 6.00% 9/1/21	4,685,000	5,270,484
•Puget Sound Energy 6.974% 6/1/67	18,119,000	19,240,693
SCANA 4.125% 2/1/22	10,490,000	10,901,523
•Wisconsin Energy 6.25% 5/15/67	20,260,000	22,053,517
		329,086,667
Energy – 5.35%
American Petroleum Tankers Parent 10.25% 5/1/15	285,000	297,825
AmeriGas Partners
6.50% 5/20/21	1,467,000	1,577,025
6.75% 5/20/20	1,290,000	1,406,100
7.00% 5/20/22	1,521,000	1,673,100
Antero Resources Finance 9.375% 12/1/17	2,575,000	2,819,625
#Atlas Pipeline Partners 144A 5.875% 8/1/23	1,525,000	1,523,094
Chesapeake Energy
6.125% 2/15/21	4,000	4,300
6.625% 8/15/20	25,000	27,563
Chevron 2.355% 12/5/22	8,900,000	8,742,132
Comstock Resources 7.75% 4/1/19	2,282,000	2,367,575
Continental Resources 5.00% 9/15/22	3,845,000	4,114,150
Copano Energy
7.125% 4/1/21	60,000	69,150
7.75% 6/1/18	3,556,000	3,773,805
Crosstex Energy
#144A 7.125% 6/1/22	97,000	102,093
8.875% 2/15/18	188,000	202,805
Ecopetrol 7.625% 7/23/19	16,072,000	20,572,160
#ENI 144A 4.15% 10/1/20	17,210,000	17,635,965
*Forest Oil 7.25% 6/15/19	3,866,000	3,894,995
#Gazprom 144A 3.85% 2/6/20	7,220,000	7,224,837
#Gazprom Neft 144A 4.375% 9/19/22	14,910,000	15,044,190
#Helix Energy Solutions Group 144A 9.50% 1/15/16	3,204,000	3,300,120
#Hercules Offshore 144A 10.50% 10/15/17	6,538,000	7,126,420
#Hilcorp Energy I 144A
7.625% 4/15/21	2,640,000	2,890,800
8.00% 2/15/20	242,000	269,225
Holly 9.875% 6/15/17	4,262,000	4,613,615
#IPIC GMTN 144A 5.50% 3/1/22	8,735,000	10,176,275
Linn Energy
#144A 6.25% 11/1/19	1,435,000	1,438,588
6.50% 5/15/19	1,210,000	1,238,738
8.625% 4/15/20	2,780,000	3,078,850
*Lukoil International Finance 6.125% 11/9/20	16,320,000	18,727,200
Murphy Oil
2.50% 12/1/17	4,945,000	4,970,224
3.70% 12/1/22	9,710,000	9,459,472
Newfield Exploration 5.625% 7/1/24	6,605,000	7,116,888
Occidental Petroleum 2.70% 2/15/23	2,995,000	2,992,361
Pemex Project Funding Master Trust 6.625% 6/15/35	4,660,000	5,650,250
Petrobras International Finance
3.875% 1/27/16	10,405,000	10,949,306
5.375% 1/27/21	15,086,000	16,603,923
Petrohawk Energy 7.25% 8/15/18	15,383,000	17,346,655
Petroleos de Venezuela 9.00% 11/17/21	52,896,000	50,515,679
Petroleos Mexicanos
#144A 3.50% 1/30/23	3,680,000	3,615,600
5.50% 6/27/44	14,220,000	14,646,600
Pioneer Drilling 9.875% 3/15/18	181,000	197,290
Pride International 6.875% 8/15/20	38,285,000	47,863,370
#PTT 144A 3.375% 10/25/22	8,845,000	8,694,069
*Quicksilver Resources 9.125% 8/15/19	1,236,000	1,149,480
Range Resources
5.00% 8/15/22	162,000	170,910
5.75% 6/1/21	1,840,000	1,978,000
8.00% 5/15/19	5,208,000	5,806,920
#Ras Laffan Liquefied Natural Gas III 144A 5.832% 9/30/16	5,597,824	6,115,623

#Samson Investment 144A 9.75% 2/15/20		1,659,000	1,773,056
SandRidge Energy
7.50% 3/15/21		1,868,000	1,989,420
8.125% 10/15/22		2,993,000	3,254,888
8.75% 1/15/20		30,000	32,700
#Sinopec Group Overseas Development 2012 144A 2.75% 5/17/17		10,055,000	10,445,948
Suburban Propane Partners 7.375% 8/1/21		2,025,000	2,217,375
Talisman Energy 5.50% 5/15/42		24,040,000	26,153,549
*Total Capital Canada 2.75% 7/15/23		14,475,000	14,501,041
Transocean
3.80% 10/15/22		17,265,000	17,139,311
5.05% 12/15/16		8,845,000	9,884,686
Weatherford International
4.50% 4/15/22		16,350,000	16,773,727
9.625% 3/1/19		10,546,000	13,763,933
#Woodside Finance 144A
8.125% 3/1/14		4,095,000	4,398,218
8.75% 3/1/19		11,176,000	14,764,669
			498,867,461
Finance Companies – 1.98%
#CDP Financial 144A
4.40% 11/25/19		20,171,000	23,116,168
5.60% 11/25/39		3,130,000	3,779,775
E Trade Financial 6.375% 11/15/19		6,005,000	6,260,213
General Electric Capital
2.10% 12/11/19		3,465,000	3,483,278
3.10% 1/9/23		4,450,000	4,404,859
#144A 3.80% 6/18/19		8,320,000	8,883,730
5.50% 2/1/17	NZD	8,950,000	7,856,460
5.55% 5/4/20	USD	11,300,000	13,333,096
6.00% 8/7/19		31,670,000	38,356,993
•6.25% 12/15/49		12,300,000	13,484,650
•7.125% 12/15/49		8,000,000	9,210,808
#•ILFC E-Capital Trust I 144A 4.54% 12/21/65		2,480,000	1,984,000
#•ILFC E-Capital Trust II 144A 6.25% 12/21/65		3,001,000	2,633,378
International Lease Finance
5.875% 4/1/19		3,856,000	4,187,311
6.25% 5/15/19		3,232,000	3,587,520
6.625% 11/15/13		170,000	176,800
8.25% 12/15/20		3,395,000	4,167,363
8.75% 3/15/17		6,429,000	7,602,293
#Nuveen Investments 144A 9.50% 10/15/20		9,530,000	9,863,550
#Rosneft Oil 144A 4.199% 3/6/22		7,186,000	7,203,965
#Temasek Financial I 144A 2.375% 1/23/23		11,275,000	10,864,748
			184,440,958
Healthcare – 0.63%
Accellent 8.375% 2/1/17		2,810,000	2,978,600
Air Medical Group Holdings 9.25% 11/1/18		4,250,000	4,696,250
#Alere 144A 7.25% 7/1/18		1,150,000	1,201,750
Bio-Rad Laboratories 8.00% 9/15/16		2,021,000	2,190,746
#Biomet 144A
6.50% 8/1/20		3,430,000	3,614,363
6.50% 10/1/20		1,025,000	1,045,500
Community Health Systems 8.00% 11/15/19		2,206,000	2,432,115
#Fresenius Medical Care U.S. Finance II 5.875% 1/31/22		5,703,000	6,259,043
HCA 7.50% 2/15/22		6,464,000	7,482,080
HCA Holdings 7.75% 5/15/21		7,174,000	7,873,464
#Kinetic Concepts 144A
10.50% 11/1/18		135,000	145,125
12.50% 11/1/19		5,283,000	5,137,718
#Multiplan 144A 9.875% 9/1/18		6,726,000	7,533,119
#Mylan 144A 6.00% 11/15/18		2,985,000	3,260,119
Radnet Management 10.375% 4/1/18		2,660,000	2,759,750
			58,609,742
Insurance – 2.22%
American International Group
6.40% 12/15/20		5,095,000	6,247,830
•8.175% 5/15/58		1,778,000	2,320,290
8.25% 8/15/18		15,305,000	19,912,156
•Chubb 6.375% 3/29/67		13,273,000	14,500,753
#Highmark 144A
4.75% 5/15/21		5,710,000	5,674,889
6.125% 5/15/41		2,145,000	2,025,689
*•ING Groep 5.775% 12/29/49		6,320,000	6,067,200
#ING U.S. 144A 5.50% 7/15/22		10,545,000	11,527,003
#Liberty Mutual Group 144A
4.95% 5/1/22		10,020,000	10,902,031
6.50% 5/1/42		11,465,000	12,869,887
•7.00% 3/15/37		3,778,000	3,815,780

MetLife
6.40% 12/15/36	35,000	38,066
6.817% 8/15/18	10,550,000	13,173,690
#MetLife Capital Trust X 144A 9.25% 4/8/38	11,710,000	16,159,800
#Metropolitan Life Global Funding I 144A
3.00% 1/10/23	9,415,000	9,366,814
3.875% 4/11/22	2,760,000	2,961,679
Prudential Financial
3.875% 1/14/15	4,320,000	4,567,234
4.50% 11/15/20	3,640,000	4,032,090
4.50% 11/16/21	3,310,000	3,661,012
•5.625% 6/15/43	4,800,000	4,974,000
•5.875% 9/15/42	4,295,000	4,520,488
6.00% 12/1/17	7,845,000	9,325,352
t#=‡Twin Reefs Pass Through Trust 144A 0.00% 12/29/49	1,900,000	0
WellPoint
1.875% 1/15/18	455,000	457,938
3.30% 1/15/23	19,850,000	19,913,479
•XL Group 6.50% 12/29/49	5,319,000	5,139,484
#•ZFS Finance USA Trust II 144A 6.45% 12/15/65	12,255,000	13,174,125
		207,328,759
Natural Gas – 2.78%
#CNOOC Finance 2012 144A 3.875% 5/2/22	15,220,000	15,899,269
El Paso Pipeline Partners Operating 6.50% 4/1/20	12,790,000	15,501,723
•Enbridge Energy Partners 8.05% 10/1/37	18,785,000	21,341,939
Energy Transfer Partners
3.60% 2/1/23	7,685,000	7,614,821
9.70% 3/15/19	8,635,000	11,677,767
Enterprise Products Operating
•8.375% 8/1/66	1,492,000	1,705,917
•8.375% 1/15/68	22,749,000	26,075,199
9.75% 1/31/14	3,046,000	3,309,257
#GDF Suez 144A 2.875% 10/10/22	10,385,000	10,302,273
Kinder Morgan Energy Partners
6.375% 3/1/41	315,000	378,925
9.00% 2/1/19	16,492,000	21,935,910
NiSource Finance
5.25% 2/15/43	3,965,000	4,187,333
5.80% 2/1/42	10,475,000	11,605,672
#Pertamina Persero 144A
4.875% 5/3/22	9,365,000	10,090,788
6.00% 5/3/42	9,200,000	9,959,000
Plains All American Pipeline 8.75% 5/1/19	14,204,000	19,187,431
Sempra Energy 2.875% 10/1/22	10,525,000	10,363,010
Statoil ASA 2.45% 1/17/23	7,540,000	7,350,286
Sunoco Logistics Partners Operations 3.45% 1/15/23	6,205,000	6,137,868
•TransCanada Pipelines 6.35% 5/15/67	27,180,000	28,999,727
Williams Partners 7.25% 2/1/17	13,298,000	16,042,986
		259,667,101
Real Estate – 1.77%
Alexandria Real Estate Equities 4.60% 4/1/22	13,865,000	14,847,807
Brandywine Operating Partnership 4.95% 4/15/18	10,955,000	12,121,039
BRE Properties 3.375% 1/15/23	10,370,000	10,176,257
Developers Diversified Realty
4.625% 7/15/22	3,655,000	3,943,142
4.75% 4/15/18	7,770,000	8,601,631
7.50% 4/1/17	5,330,000	6,373,785
7.875% 9/1/20	9,374,000	11,930,534
9.625% 3/15/16	3,656,000	4,482,819
Digital Realty Trust
5.25% 3/15/21	16,343,000	18,151,793
5.875% 2/1/20	7,425,000	8,480,234
Mack-Cali Realty 4.50% 4/18/22	8,860,000	9,380,250
National Retail Properties 3.80% 10/15/22	2,200,000	2,224,286
#Qatari Diar Finance 144A 5.00% 7/21/20	7,392,000	8,556,240
Regency Centers
4.80% 4/15/21	9,255,000	10,132,883
5.875% 6/15/17	2,168,000	2,491,973
UDR 4.625% 1/10/22	9,500,000	10,435,988
#•USB Realty 144A 1.451% 12/22/49	4,700,000	4,112,500
#WEA Finance 144A
3.375% 10/3/22	7,320,000	7,389,064
4.625% 5/10/21	10,480,000	11,603,781
		165,436,006
Services – 1.22%
#Algeco Scotsman Global Finance 144A
8.50% 10/15/18	3,265,000	3,509,875
10.75% 10/15/19	6,720,000	6,955,199

Ameristar Casinos 7.50% 4/15/21	5,515,000	6,025,137
Caesars Entertainment Operating 11.25% 6/1/17	2,161,000	2,323,075
*#Equinox Holdings 144A 9.50% 2/1/16	1,309,000	1,371,178
FTI Consulting 6.75% 10/1/20	3,665,000	3,958,200
Geo Group 6.625% 2/15/21	4,087,000	4,546,788
#H&E Equipment Services 144A 7.00% 9/1/22	5,175,000	5,679,563
Iron Mountain
7.75% 10/1/19	1,550,000	1,743,750
8.00% 6/15/20	2,163,000	2,292,780
8.375% 8/15/21	39,000	43,193
Kansas City Southern de Mexico
6.125% 6/15/21	61,000	68,930
8.00% 2/1/18	1,638,000	1,809,990
M/I Homes 8.625% 11/15/18	4,535,000	5,011,175
MGM Resorts International
*#144A 6.75% 10/1/20	1,000,000	1,052,500
7.75% 3/15/22	111,000	121,545
11.375% 3/1/18	11,732,000	14,664,999
*PHH
7.375% 9/1/19	3,265,000	3,681,288
9.25% 3/1/16	7,771,000	9,150,352
Pinnacle Entertainment
7.75% 4/1/22	67,000	72,025
*8.75% 5/15/20	2,608,000	2,842,720
Royal Caribbean Cruises 7.00% 6/15/13	4,625,000	4,729,063
Ryland Group 8.40% 5/15/17	4,694,000	5,621,065
Standard Pacific 10.75% 9/15/16	4,652,000	5,809,185
#United Air Lines 144A 12.00% 11/1/13	5,585,000	5,585,000
United Rentals North America
5.75% 7/15/18	30,000	32,400
7.625% 4/15/22	49,000	54,880
8.25% 2/1/21	145,000	165,663
10.25% 11/15/19	6,046,000	7,058,704
West 7.875% 1/15/19	4,234,000	4,509,210
Wynn Las Vegas 7.75% 8/15/20	3,205,000	3,629,663
		114,119,095
Technology – 1.97%
Amkor Technology 7.375% 5/1/18	2,415,000	2,553,863
Aspect Software 10.625% 5/15/17	172,000	169,850
*Avaya
#144A 7.00% 4/1/19	3,081,000	2,957,760
9.75% 11/1/15	4,954,000	4,743,455
Baidu 3.50% 11/28/22	16,765,000	16,392,431
CDW 12.535% 10/12/17	3,119,000	3,352,925
Fidelity National Information Services 7.875% 7/15/20	1,408,000	1,599,840
First Data
*9.875% 9/24/15	6,006,000	6,186,180
10.55% 9/24/15	3,495,000	3,610,772
11.25% 3/31/16	3,534,000	3,534,000
#144A 11.25% 1/15/21	3,125,000	3,148,438
GXS Worldwide 9.75% 6/15/15	10,185,000	10,656,056
Infor U.S. 9.375% 4/1/19	1,472,000	1,670,720
Intel 2.70% 12/15/22	10,615,000	10,380,207
Jabil Circuit 7.75% 7/15/16	1,178,000	1,381,205
MagnaChip Semiconductor 10.50% 4/15/18	233,000	261,543
Microsoft 2.125% 11/15/22	6,000,000	5,815,950
National Semiconductor 6.60% 6/15/17	24,882,000	30,470,497
NetApp
2.00% 12/15/17	6,205,000	6,194,352
3.25% 12/15/22	7,650,000	7,460,211
Oracle 5.75% 4/15/18	1,073,000	1,300,818
#Samsung Electronics America 144A 1.75% 4/10/17	11,685,000	11,794,792
#Seagate Technology International 144A 10.00% 5/1/14	10,270,000	11,040,250
Symantec 4.20% 9/15/20	9,630,000	10,096,400
#Tencent Holdings 144A 3.375% 3/5/18	13,530,000	13,902,697
Xerox 6.35% 5/15/18	11,243,000	13,022,385
		183,697,597
Transportation – 0.89%
#Brambles USA 144A
3.95% 4/1/15	20,145,000	20,974,531
5.35% 4/1/20	7,310,000	8,047,345
#ERAC USA Finance 144A 5.25% 10/1/20	30,240,000	34,484,547
#Penske Truck Leasing 144A
3.375% 3/15/18	5,105,000	5,234,733
3.75% 5/11/17	10,150,000	10,695,106
4.875% 7/11/22	3,785,000	3,846,423
		83,282,685

Utilities – 0.31%
AES
7.375% 7/1/21	75,000	84,000
8.00% 6/1/20	2,442,000	2,820,510
#Calpine 144A 7.875% 7/31/20	3,783,000	4,189,673
Elwood Energy 8.159% 7/5/26	2,609,069	2,733,000
GenOn Energy 9.875% 10/15/20	4,116,000	4,753,980
#Korea Hydro & Nuclear Power 144A 3.00% 9/19/22	7,020,000	6,862,140
*Mirant Americas Generation 8.50% 10/1/21	2,303,000	2,682,995
NRG Energy
7.625% 1/15/18	925,000	1,042,938
7.875% 5/15/21	3,694,000	4,155,750
		29,324,986
Total Corporate Bonds (cost $4,245,433,208)		4,487,977,983

Municipal Bond – 0.00%
Oregon State Taxable Pension 5.892% 6/1/27	305,000	385,316
Total Municipal Bond (cost $305,000)		385,316

Non-Agency Asset-Backed Securities – 1.70%
•Ally Master Owner Trust Series 2011-1 A1 1.076% 1/15/16	10,500,000	10,562,958
Ameriquest Mortgage Securities Series 2003-8 AF4 5.82% 10/25/33	65,676	66,598
#Avis Budget Rental Car Funding AESOP Series 2011-2A A 144A 2.37% 11/20/14	5,455,000	5,583,351
Capital One Multi-Asset Execution Trust
•Series 2007-A1 A1 0.256% 11/15/19	1,500,000	1,490,196
Series 2007-A7 A7 5.75% 7/15/20	20,500,000	24,689,810
CenterPoint Energy Transition Bond Series 2012-1 A2 2.161% 10/15/21	10,535,000	10,862,691
Citibank Credit Card Issuance Trust Series 2007-A3 A3 6.15% 6/15/39	3,938,000	5,052,619
Citicorp Residential Mortgage Securities
Series 2006-3 A4 5.703% 11/25/36	4,778,526	4,766,546
Series 2006-3 A5 5.948% 11/25/36	5,800,000	5,602,980
Citifinancial Mortgage Securities Series 2003-2 AF4 4.598% 5/25/33	253,832	251,744
Contimortgage Home Equity Trust Series 1996-4 A8 7.22% 1/15/28	6,156	6,134
Countrywide Asset-Backed Certificates Series 2006-13 1AF3 5.944% 1/25/37	25,163	22,071
Discover Card Master Trust
Series 2007-A1 A1 5.65% 3/16/20	1,980,000	2,376,220
Series 2012-A1 A1 0.81% 8/15/17	10,010,000	10,065,405
#Enterprise Fleet Financing Series 2012-1 A2 144A 1.14% 11/20/17	2,000,000	2,009,606
GE Capital Credit Card Master Note Trust
Series 2012-2A 2.22% 1/15/22	4,945,000	5,093,859
Series 2012-6A 1.36% 8/17/20	15,630,000	15,705,289
#Golden Credit Card Trust 144A
Series 2012-2A A1 1.77% 1/15/19	8,045,000	8,242,609
Series 2012-5A A 0.79% 9/15/17	8,455,000	8,461,925
#Master Credit Card Trust II Series 2012-2A A 144A 0.78% 4/21/17	7,500,000	7,499,513
#•MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35	366,094	371,031
Mid-State Trust XI Series 11 A1 4.864% 7/15/38	380,467	392,388
•RASC Trust
Series 2006-EMX1 A2 0.434% 1/25/36	2,318,666	2,226,886
Series 2006-KS3 AI3 0.374% 4/25/36	32,805	31,801
#Sonic Capital Series 2011-1A A2 144A 5.438% 5/20/41	8,822,450	9,885,299
#•Trafigura Securitisation Finance Series 2012-1A A 144A 2.606% 10/15/15	6,960,000	7,078,538
#Trinity Rail Leasing Series 2012-1A A1 144A 2.266% 1/15/43	5,195,000	5,206,658
World Financial Network Credit Card Master Trust Series 2012-B A 1.76% 5/17/21	4,565,000	4,628,129
Total Non-Agency Asset-Backed Securities (cost $152,974,160)		158,232,854

Non-Agency Collateralized Mortgage Obligations – 0.38%
American Home Mortgage Investment Trust Series 2005-2 5A1 5.064% 9/25/35	1,104,962	1,118,330
Bank of America Alternative Loan Trust
Series 2005-1 2A1 5.50% 2/25/20	406,958	414,127
Series 2005-3 2A1 5.50% 4/25/20	337,891	354,207
Series 2005-6 7A1 5.50% 7/25/20	1,253,909	1,304,948
•Bank of America Mortgage Securities
Series 2003-E 2A2 3.142% 6/25/33	136,756	137,911
Series 2005-I 2A2 3.074% 10/25/35	8,253	411
•Chase Mortgage Finance Series 2005-A1 3A1 2.926% 12/25/35	942,544	887,369
•ChaseFlex Trust Series 2006-1 A4 5.639% 6/25/36	6,119,000	5,456,117
Citicorp Mortgage Securities
Series 2006-3 1A9 5.75% 6/25/36	963,572	976,885
Series 2006-4 3A1 5.50% 8/25/21	570,717	593,623
•Citigroup Mortgage Loan Trust Series 2004-UST1 A6 5.085% 8/25/34	631,239	638,467
Countrywide Alternative Loan Trust Series 2005-57CB 4A3 5.50% 12/25/35	528,980	440,954
t•Countrywide Home Loan Mortgage Pass Through Trust
Series 2003-21 A1 3.105% 5/25/33	51,958	52,136
Series 2004-HYB2 2A 2.943% 7/20/34	183,572	173,144
Series 2004-HYB5 3A1 3.114% 4/20/35	178,072	167,133
First Horizon Asset Securities Series 2004-5 2A1 6.25% 8/25/17	26,804	27,666
#•GSMPS Mortgage Loan Trust Series 1998-3 A 144A 7.75% 9/19/27	70,070	74,119

•GSR Mortgage Loan Trust
Series 2004-9 4A1 2.687% 8/25/34		145,202	143,038
Series 2006-AR1 3A1 3.226% 1/25/36		868,572	797,052
•JPMorgan Mortgage Trust
Series 2005-A2 5A1 4.295% 4/25/35		26,405	26,686
Series 2005-A8 1A1 5.231% 11/25/35		662,670	648,812
Series 2006-A2 3A3 5.502% 4/25/36		2,069,496	1,880,942
Series 2007-A1 7A4 3.033% 7/25/35		160,928	74,321
•MASTR ARM Trust
Series 2003-6 1A2 2.825% 12/25/33		51,572	51,418
Series 2004-10 2A2 3.301% 10/25/34		69,956	29,293
Series 2005-6 7A1 5.314% 6/25/35		1,325,271	1,302,324
Series 2005-7 2A2 2.582% 9/25/35		4,850	192
Series 2006-2 4A1 2.689% 2/25/36		307,184	286,401
tWashington Mutual Alternative Mortgage Pass Through Certificates Series 2005-1 5A2 6.00% 3/25/35		437,812	169,716
tWashington Mutual Mortgage Pass Through Certificates
Series 2003-S10 A2 5.00% 10/25/18		447,960	462,295
•Series 2006-AR14 2A1 4.843% 11/25/36		5,973,045	5,286,032
Wells Fargo Mortgage-Backed Securities Trust
Series 2005-18 1A1 5.50% 1/25/36		1,114,223	1,116,754
Series 2006-2 3A1 5.75% 3/25/36		4,008,863	4,024,065
Series 2006-3 A11 5.50% 3/25/36		3,336,661	3,488,248
•Series 2006-AR5 2A1 2.615% 4/25/36		2,684,375	2,519,350
Series 2007-8 2A6 6.00% 7/25/37		279,212	269,115
Series 2007-14 1A1 6.00% 10/25/37		219,374	219,964
Total Non-Agency Collateralized Mortgage Obligations (cost $30,973,529)			35,613,565

ΔRegional Bonds – 2.15%
Australia – 1.57%
New South Wales Treasury
3.75% 11/20/20	AUD	8,647,000	11,665,232
6.00% 4/1/19	AUD	18,906,000	22,280,716
6.00% 3/1/22	AUD	20,383,000	24,261,414
Queensland Treasury
5.75% 7/22/24	AUD	31,145,000	35,670,968
6.25% 6/14/19	AUD	7,269,000	8,674,378
Victoria Treasury 6.00% 10/17/22	AUD	36,593,000	43,863,965
			146,416,673
Canada – 0.58%
Province of British Columbia 2.00% 10/23/22	USD	21,795,000	21,173,080
Province of Manitoba Canada 2.10% 9/6/22		17,805,000	17,455,452
Province of Ontario Canada 3.15% 6/2/22	CAD	11,501,000	11,792,518
Province of Quebec Canada 4.25% 12/1/21	CAD	3,235,000	3,592,639
			54,013,689
Total Regional Bonds (cost $203,173,072)			200,430,362

«Senior Secured Loans – 6.77%
Air Medical Group Holdings Tranche B1 1st Lien 6.50% 5/26/18	USD	3,545,000	3,620,331
Alcatel-Lucent USA
Tranche B 1st Lien 6.25% 6/4/16		700,000	708,167
Tranche C 1st Lien 7.25% 12/4/18		3,500,000	3,539,375
Allied Security Holdings Tranche 2L 8.50% 1/21/18		2,715,000	2,731,969
Apex Tool Group Tranche B 4.50% 1/8/20		1,405,000	1,422,855
ATI Holdings Tranche B 5.75% 1/31/20		3,160,000	3,128,400
Avaya
Tranche B-3 4.814% 10/27/17		4,903,120	4,612,338
Tranche B5 8.00% 3/31/18		4,365,057	4,410,071
Avis Budget Car Rental Tranche C 4.25% 8/7/19		2,438,866	2,466,811
Bausch & Lomb
4.75% 6/27/15		1,473,000	1,492,333
Trance B 4.75% 4/17/19		8,377,900	8,487,860
Biomet Tranche B 3.75% 7/25/17		3,461,325	3,503,962
BJ'S Wholesale Club
1st Lien 6.50% 9/29/18		6,830,000	6,954,268
2nd Lien 9.75% 3/29/19		6,570,000	6,861,544
Blackboard
Tranche B2 6.25% 10/4/18		702,000	702,000
Tranche B2 1st Lien 6.25% 11/8/18		6,739,962	6,819,157
BNY ConvergEx Group
8.75% 11/29/17		1,695,142	1,690,904
8.75% 12/16/17		4,039,858	4,029,759
Bombardier Recreational 1st Lien 5.00% 1/17/19		7,020,000	7,107,122
Bresnan Broadband Holdings 4.50% 12/14/17		7,580,000	7,659,552
Brickman Group Holdings Tranche B1 5.50% 10/14/16		5,016,273	5,066,436
Bright Horizons Family 4.00% 1/14/20		2,110,000	2,132,419
Brock Holdings III
10.00% 2/15/18		2,026,797	2,049,599
Tranche B 6.00% 2/15/17		1,606,884	1,622,953
Burlington Coat Factory 5.75% 5/1/17		12,983,883	13,167,818

Caesars Entertainment Operating
Tranche B 9.50% 10/31/16	5,945,720	6,062,405
Tranche B6 5.494% 1/28/18	13,703,675	12,761,547
Chrysler Group Tranche B 6.00% 5/24/17	18,319,861	18,748,041
Cinemark USA Tranche B 3.00% 12/18/19	1,430,000	1,444,002
Clear Channel Communication
Tranche A 3.639% 7/30/14	24,175,719	23,932,293
Tranche B 3.889% 1/29/16	9,739,940	8,478,311
Community Health Systems 3.819% 1/25/17	5,270,000	5,324,581
Cricket Communications Tranche B 3.50% 9/24/19	2,150,000	2,170,156
Crown Castle Tranche B 4.00% 1/31/19	5,575,000	5,634,234
Datatel Tranche B 6.25% 6/5/18	2,025,720	2,042,433
David's Bridal Tranche B 5.25% 9/25/19	2,150,000	2,177,548
DaVita
Tranche B 4.50% 10/20/16	6,728,506	6,823,126
Tranche B2 4.00% 8/1/19	3,685,000	3,731,720
Delos Aircraft 4.75% 3/17/16	4,880,000	4,928,800
Delta Air Lines Tranche B 5.50% 4/20/17	10,456,740	10,591,763
Deltek
6.00% 8/26/17	2,150,000	2,186,281
10.00% 8/28/17	360,000	367,350
Dynegy Power Tranche 1st Lien 9.25% 8/5/16	3,767,682	3,943,957
Emdeon Tranche B 5.00% 11/2/18	6,133,166	6,240,497
Equipower Resources Holdings
2nd Lien 10.00% 5/23/19	3,660,000	3,756,075
Tranche B 5.50% 12/21/18	2,021,950	2,043,433
Essar Steel Algoma 8.75% 9/12/14	4,465,663	4,532,647
First Data 5.00% 3/24/17	10,137,445	10,167,538
Generac Power Systems Tranche B 6.25% 5/30/18	3,960,100	4,059,103
Getty Images Tranche B 4.75% 9/19/19	7,375,000	7,473,773
Gray Television 4.75% 10/11/19	8,728,694	8,892,357
Harrah's Las Vegas Propco 3.00% 2/13/15	3,655,000	3,383,920
HCA Tranche B3 3.619% 5/1/18	250,000	252,187
HD Supply Tranche B 7.25% 10/12/17	7,481,777	7,721,814
Hologic Tranche B 4.50% 4/29/19	6,927,638	7,032,172
Houghton International
1st Lien 5.25% 11/20/19	1,920,000	1,951,200
2nd Lien 9.50% 11/20/20	2,610,000	2,658,938
IASIS Healthcare Tranche B 5.00% 5/3/18	8,197,586	8,284,690
Immucor 5.75% 8/9/19	10,013,783	10,176,507
Ineos US Finance 6.50% 5/4/18	4,217,549	4,320,339
Infor US Tranche B2 4.00% 4/5/18	4,457,628	4,528,950
Intelsat Jackson Holdings Tranche B1 4.50% 4/2/18	8,332,966	8,457,961
Landry's Tranche B 6.50% 3/22/18	11,771,773	11,954,177
Level 3 Financing Tranche B 1st Lien 4.75% 8/1/19	10,210,000	10,341,454
MGM Resorts International Tranche B 4.25% 12/13/19	3,560,000	3,621,930
Michael Stores Tranche B 1st Lien 3.75% 1/16/20	3,345,000	3,383,416
Mission Broadcasting Tranche B 1st Lien 3.50% 12/3/19	423,429	429,515
MModal Tranche B 6.75% 7/2/19	5,127,294	4,952,113
MTL Publishing Tranche B 5.50% 11/14/17	1,412,688	1,437,057
MultiPlan Tranche B 4.75% 8/26/17	6,118,933	6,161,004
National Cinemedia 3.25% 11/26/19	1,424,000	1,434,903
NEP Broadcasting
1st Lien 5.25% 1/3/20	1,695,000	1,727,841
2nd Lien 9.50% 7/3/20	5,550,000	5,762,751
Nexstar Broadcasting Group Tranche B 4.50% 7/19/19	1,001,571	1,019,099
Nuveen Investments
5.863% 5/13/17	5,253,365	5,306,721
8.25% 3/1/19	14,659,000	14,988,827
Extended 1st Lien 5.96% 5/13/17	1,565,000	1,583,584
Tranche B 7.25% 5/13/17	3,760,000	3,789,963
NXP
5.25% 2/13/19	6,848,250	6,946,694
Tranche C 4.75% 12/4/20	1,425,000	1,445,930
OSI Restaurant Partners Tranche B 1st Lien 3.50% 10/5/19	5,801,600	5,886,034
Par Pharmaceutical Tranche B 5.00% 8/2/19	7,291,725	7,398,822
Party City Holdings Tranche B 5.75% 7/10/19	7,386,488	7,488,052
Peninsula Gaming Tranche B 5.75% 5/16/17	7,360,000	7,488,800
Pharmaceutical Prod Development
4.25% 12/5/18	4,080,000	4,100,400
6.25% 11/10/18	4,098,600	4,163,067
PQ Tranche B 5.25% 5/1/17	7,150,000	7,255,763
Protection One 5.75% 3/31/19	5,186,004	5,224,899
PVH Tranche B 3.25% 12/19/19	6,305,000	6,364,094
Remy International Tranche B 6.25% 12/16/16	3,333,733	3,375,404
Reynolds Group Holdings 1st Lien 4.75% 9/21/18	8,672,335	8,694,016
RGIS Services 5.50% 5/3/17	5,239,082	5,324,217
Samson Investment 2nd Lien 6.00% 9/10/18	6,195,000	6,280,181

Sensus USA 2nd Lien 8.50% 4/13/18		6,235,000	6,297,350
Seven Seas Cruises
1st Lien 1.25% 12/21/18		5,016,500	5,079,206
Tranche B 6.25% 2/16/19		5,016,500	5,079,206
Smart & Final
1st Lien 5.75% 11/8/19		5,772,000	5,841,746
2nd Lien 10.50% 11/8/20		7,705,000	7,887,994
SRAM 8.50% 11/12/18		1,600,000	1,625,960
Sungard Data Systems 1st Lien 4.50% 12/4/19		1,010,000	1,028,306
Swift Transportation Tranche B2 1.25% 12/15/17		4,753,042	4,818,396
Taminco Global Chemical Tranche B 4.25% 2/15/19		3,689,787	3,726,685
Termpur-Pedic International Tranche B 5.00% 9/27/19		4,984,000	5,074,781
Toys R US Delaware Tranche B 6.00% 9/1/16		8,926,393	8,883,993
Truven Health Tranche B 5.75% 5/23/19		6,266,355	6,383,850
Unifrax I Tranche B 5.25% 11/28/18		700,000	693,000
Univision Communications 4.489% 3/31/17		4,921,337	4,945,304
US Coatings Acquisition Tranche B 4.75% 2/1/20		4,865,000	4,946,070
US TelePacific 5.75% 2/10/17		4,294,911	4,294,911
USI Insurance Services Tranche B 5.25% 12/14/19		9,025,000	9,130,290
Vantage Drilling Tranche B 6.25% 10/17/17		5,065,875	5,129,198
Visant 5.25% 12/22/16		4,435,000	4,270,535
Warner Chilcott
Tranche B1 4.25% 3/15/18		1,659,617	1,678,979
Tranche B1 New 4.25% 3/15/18		630,274	637,627
Tranche B2 4.25% 3/15/18		513,088	519,074
WC Luxco Tranche B3 4.25% 3/15/18		1,140,987	1,154,298
West Tranche B6 5.75% 8/1/18		8,775,900	8,918,508
Wide Open West Finance 1st Lien 6.25% 7/17/18		13,237,373	13,416,870
Yankee Candle 5.25% 3/2/19		1,620,142	1,640,394
Zayo Group Tranche B 1st Lien 5.25% 7/2/19		9,731,549	9,872,311
Total Senior Secured Loans (cost $618,665,480)			631,576,222

ΔSovereign Bonds – 8.47%
Australia – 0.12%
Australia Government Bond 4.00% 8/20/20	AUD	5,834,000	11,676,539
			11,676,539
Brazil – 0.34%
Brazil Government International Bond 5.625% 1/7/41	USD	6,624,000	8,038,224
Brazil Notas do Tesouro Nacional Series F 10.00% 1/1/17	BRL	45,356,000	23,721,232
			31,759,456
Colombia – 0.46%
Colombia Government International Bond
*4.375% 3/21/23	COP	44,514,000,000	25,656,853
6.125% 1/18/41	USD	13,155,000	16,904,175
			42,561,028
Finland – 0.16%
Finland Government Bond 4.00% 7/4/25	EUR	9,289,000	15,193,199
			15,193,199
Indonesia – 1.17%
Indonesia Treasury Bond
5.625% 5/15/23	IDR	184,737,000,000	19,706,347
7.00% 5/15/22	IDR	352,145,000,000	40,903,761
7.00% 5/15/27	IDR	168,506,000,000	18,773,940
11.00% 11/15/20	IDR	110,592,000,000	15,597,389
#Republic of Indonesia 144A 5.25% 1/17/42	USD	13,143,000	14,605,159
			109,586,596
Ireland – 0.19%
#Vnesheconombank Via VEB Finance 144A 6.025% 7/5/22		14,995,000	17,281,738
			17,281,738
Malaysia – 0.06%
Malaysia Government Bond 4.262% 9/15/16	MYR	15,658,000	5,229,470
			5,229,470
Mexico – 1.04%
Mexican Bonos
6.00% 6/18/15	MXN	457,155,600	37,296,030
6.50% 6/10/21	MXN	71,091,100	6,171,756
6.50% 6/9/22	MXN	75,281,000	6,590,357
8.00% 12/17/15	MXN	428,814,900	36,835,899
Mexico Government International Bond 4.75% 3/8/44	USD	10,090,000	10,634,860
			97,528,902
Mongolia – 0.03%
*#Mongolia Government International Bond 144A 5.125% 12/5/22		3,125,000	3,015,625
			3,015,625
Norway – 0.13%
#Kommunalbanken 144A 1.00% 3/15/18		12,270,000	12,150,527
			12,150,527

Panama – 0.24%
Panama Government International Bond
6.70% 1/26/36		4,581,000	6,172,898
7.125% 1/29/26		5,600,000	7,616,000
8.875% 9/30/27		5,330,000	8,288,150
			22,077,048
Paraguay – 0.06%
#Republic of Paraguay 144A 4.625% 1/25/23		5,640,000	5,611,800
			5,611,800
Peru – 0.31%
Peruvian Government International Bond
5.625% 11/18/50		4,410,000	5,203,800
*7.125% 3/30/19		18,619,000	23,925,415
			29,129,215
Philippines – 0.26%
Philippine Government International Bond
*5.00% 1/13/37		9,940,000	11,443,425
9.50% 10/21/24		7,927,000	12,603,930
			24,047,355
Poland – 0.66%
Poland Government Bond
4.00% 10/25/23	PLN	53,357,000	17,398,704
5.75% 10/25/21	PLN	119,152,000	44,124,517
			61,523,221
Republic of Korea – 0.13%
Korea Treasury Inflation-Linked Bond 2.75% 6/10/20	KRW	11,314,617,126	12,037,217
			12,037,217
South Africa – 1.25%
#Eskom Holdings 144A 5.75% 1/26/21	USD	13,410,000	14,885,100
Republic of South Africa
7.25% 1/15/20	ZAR	135,431,000	15,902,207
8.00% 12/21/18	ZAR	107,773,000	13,210,377
10.50% 12/21/26	ZAR	252,859,000	36,009,325
13.50% 9/15/15	ZAR	117,058,000	15,660,094
South Africa Inflation-Linked Bond 2.75% 1/31/22	ZAR	163,781,360	21,374,298
			117,041,401
Sri Lanka – 0.16%
#Sri Lanka Government International Bond 144A 5.875% 7/25/22	USD	13,896,000	14,729,760
			14,729,760
Sweden – 0.02%
#Kommuninvest I Sverige 144A 1.00% 10/24/17		1,700,000	1,691,573
			1,691,573
Turkey – 0.67%
Turkey Government Bond
4.50% 2/11/15	TRY	12,226,428	7,615,232
9.00% 3/5/14	TRT	35,921,000	21,224,607
10.50% 1/15/20	TRY	34,782,000	24,096,351
Turkey Government International Bond 6.00% 1/14/41	USD	8,358,000	9,977,363
			62,913,553
United Kingdom – 0.86%
United Kingdom Gilt
4.00% 3/7/22	GBP	25,464,984	47,337,420
4.50% 3/7/19	GBP	6,906,000	12,997,080
4.75% 3/7/20	GBP	10,194,200	19,659,642
			79,994,142
Uruguay – 0.15%
*Uruguay Government International Bond 8.00% 11/18/22	USD	9,967,500	13,854,825
			13,854,825
Total Sovereign Bonds (cost $766,539,909)			790,634,190

Supranational Banks– 0.50%
Andina de Fomento 4.375% 6/15/22		8,910,000	9,731,440
International Bank for Reconstruction & Development
3.375% 4/30/15	NOK	94,610,000	17,788,135
3.625% 6/22/20	NOK	54,680,000	10,493,284
6.00% 2/15/17	AUD	7,700,000	8,725,479
Total Supranational Banks (cost $42,113,655)			46,738,338

U.S. Treasury Obligations– 2.14%
U.S. Treasury Bond 2.75% 8/15/42	USD	134,510,000	123,896,354
U.S. Treasury Notes
0.875% 1/31/18		2,400,000	2,399,626
∞1.625% 11/15/22		75,385,000	72,993,863
Total U.S. Treasury Obligations (cost $206,465,536)			199,289,843

		Number of
		Shares
Common Stock– 0.00%
=†Century Communications		7,875,000	0
†Delta Air Lines		197	2,736
Masco		30	552
NRG Energy		252	6,048
†United Continental Holdings		10	242
Total Common Stock (cost $290,957)			9,578

Convertible Preferred Stock – 0.69%
*Apache 6.00% exercise price $109.12, expiration date 8/1/13		143,765	6,804,397
ArcelorMittal 6.00% exercise price $20.94, expiration date 12/21/15		57,200	1,490,775
Aspen Insurance Holdings 5.625% exercise price $29.28, expiration date 12/31/49		112,379	6,946,427
Bank of America 7.25% exercise price $50.00, expiration date 12/31/49		1,283	1,517,468
#Chesapeake Energy 144A 5.75% exercise price $27.90, expiration date 12/31/49		788	803,268
Goodyear Tire & Rubber 5.875% exercise price $18.21, expiration date 3/31/14		122,235	5,771,790
HealthSouth 6.50% exercise price $30.50, expiration date 12/31/49		6,696	7,450,974
Huntington Bancshares 8.50% exercise price $11.95, expiration date 12/31/49		3,046	3,927,132
MetLife 5.00% exercise price $44.28, expiration date 9/4/13		137,625	6,714,724
PPL 9.50% exercise price $28.80, expiration date 7/1/13		136,045	7,414,453
Public Storage 5.20% exercise price $25.00, expiration date 1/16/18		223,000	5,608,450
SandRidge Energy 8.50% exercise price $8.01, expiration date 12/31/49		23,045	2,458,210
Wells Fargo 7.50% exercise price $156.71, expiration date 12/31/49		5,898	7,613,727
Total Convertible Preferred Stock (cost $63,875,118)			64,521,795

Preferred Stock – 0.65%
Alabama Power 5.625%		303,360	7,762,982
#Ally Financial 144A 7.00%		9,820	9,584,627
*BB&T 5.85%		222,725	5,755,214
JPMorgan Chase 5.50%		140,000	3,495,800
•PNC Financial Services Group
6.125%		225,000	6,088,500
8.25%		12,972,000	13,193,355
•U.S. Bancorp 6.50%		227,400	6,530,928
*Wells Fargo 5.20%		320,000	7,993,600
Total Preferred Stock (cost $57,416,109)			60,405,006

		Principal
		Amount[o]
Short-Term Investments – 16.32%
≠Discount Notes – 3.90%
Federal Home Loan Bank
0.12% 4/2/13	USD	85,596,752	85,592,472
0.125% 3/6/13		148,007,961	148,006,629
0.13% 2/6/13		107,127,039	107,126,932
0.135% 2/15/13		23,567,949	23,567,854
			364,293,887
Repurchase Agreements – 5.81%
Bank of America 0.12%, dated 1/31/13, to be
repurchased on 2/1/13, repurchase price $195,163,698
(collateralized by U.S. Government obligations 1.25%-2.125%
4/15/14-12/31/15; market value $199,066,308)		195,163,047	195,163,047

BNP Paribas 0.12%, dated 1/31/13, to be
repurchased on 2/1/13, repurchase price $347,241,110
(collateralized by U.S. Government obligations 0.25%-4.25%
12/15/13-8/15/21; market value $354,184,752)
		347,239,953	347,239,953
			542,403,000
≠U.S Treasury Obligations – 6.61%
U.S. Treasury Bills
0.04 3/21/13		78,524,403	78,520,477
0.04% 3/28/13		88,408,902	88,403,155
0.107% 5/23/13		112,500,000	112,473,112
0.107% 5/30/13		112,500,000	112,471,425
0.122% 6/6/13		112,500,000	112,469,738
0.128% 6/13/13		112,500,000	112,466,025
			616,803,932
Total Short-Term Investments (cost $1,523,424,016)			1,523,500,819

Total Value of Securities Before Securities Lending Collateral – 108.86%
(cost $9,832,282,489)			10,160,595,077

		Number of
		Shares
**Securities Lending Collateral – 1.47%
Investment Companies
Delaware Investments Collateral Fund No.1		137,531,534	137,531,534
@†Mellon GSL Reinvestment Trust II		7,211,337	0
Total Securities Lending Collateral (cost $144,742,871)			137,531,534

Total Value of Securities – 110.33%
(cost $9,977,025,360)			10,298,126,611	©
**Obligation to Return Securities Lending Collateral – (1.55%)			(144,742,870)
Other liabilities Net of Receivables and Other Assets – (8.78%)			(819,773,645	)z
Net Assets Applicable to 1,004,384,542 Shares Outstanding – 100.00%			$9,333,610,096

°Principal amount shown is stated in the currency in which each security is denominated.
•Variable rate security. The rate shown is the rate as of January 31, 2013. Interest rates reset periodically.
tPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2013, the aggregate value of Rule 144A securities was $1,620,553,295, which represented 17.36% of the Fund’s net assets. See Note 5 in "Notes."
*Fully or partially on loan.
ΦStep coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at January 31, 2013.
=Security is being fair valued in accordance with the Fund’s fair valuation policy. At January 31, 2013, the aggregate value of fair valued securities was $1,959,711, which represented 0.02% of the Fund’s net assets. See Note 1 in "Notes."
‡Non income producing security. Security is currently in default.
ΔSecurities have been classified by country of origin.
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at January 31, 2013.
∞Fully or partially pledged as collateral for futures contracts.
†Non income producing security.
≠The rate shown is the effective yield at time of purchase.
**See Note 4 in “Notes” for additional information on securities lending collateral.
@Illiquid security. At January 31, 2013, the aggregate value of illiquid securities was $0, which represented 0.00% of the Fund’s net assets. See Note 5 in "Notes."
©Includes $139,806,695 of securities loaned.
zOf this amount, $1,535,552,269 represents payables for securities purchased, $427,563,399 represents receivables for securities sold and foreign currency valued $26,487,408 with a cost of $26,775,290 as of January 31, 2013.

The following foreign currency exchange contracts and futures contracts were outstanding at January 31, 2013:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BAML	BRL	47,130,428	USD	(23,447,974)	3/11/13	$115,473
BAML	CAD	65,655,481	USD	(65,011,606)	3/11/13	765,115
BAML	CLP	21,979,086,000	USD	(46,294,176)	3/11/13	72,269
BAML	COP	28,120,270,000	USD	(15,750,123)	3/11/13	7,374
BAML	EUR	(58,803,699)	USD	79,197,115	3/11/13	(675,172)
BAML	JPY	(6,849,306,330)	USD	75,332,170	3/11/13	420,948
BAML	KRW	13,493,203,542	USD	(12,440,673)	3/11/13	(66,866)
BAML	NZD	(10,222,487)	USD	8,479,298	3/11/13	(80,249)
BAML	ZAR	(300,142,880)	USD	32,998,326	3/11/13	(381,703)
BCLY	AUD	19,026,951	USD	(19,731,709)	3/11/13	60,276
BCLY	RUB	611,403,020	USD	(20,186,979)	3/11/13	51,710
BP	PLN	32,914,182	USD	(10,658,738)	2/4/13	(14,695)
CITI	GBP	(3,732,284)	USD	5,866,083	3/11/13	(52,082)
CITI	JPY	1,053,567,228	USD	(11,602,601)	3/11/13	(79,681)
CITI	PLN	(70,466,555)	USD	22,484,542	3/11/13	(228,270)
CITI	SEK	153,182,472	USD	(23,816,794)	3/11/13	258,942
CITI	TRY	41,919,696	USD	(23,610,744)	3/11/13	111,716
CS	IDR	174,763,085,920	USD	(17,677,836)	3/11/13	270,975
GSC	BRL	93,443,186	USD	(46,247,556)	3/11/13	470,533
GSC	GBP	(21,132,205)	USD	33,208,202	3/11/13	(300,466)
HSBC	BRL	37,383,332	USD	(18,715,060)	3/11/13	(24,796)
HSBC	EUR	(22,601,012)	USD	30,426,838	3/11/13	(271,817)
HSBC	GBP	(13,439,413)	USD	21,121,652	3/11/13	(188,802)
HSBC	JPY	2,594,060,948	USD	(28,577,451)	3/11/13	(206,071)
HSBC	MXN	(127,838,052)	USD	9,964,383	3/11/13	(55,863)
HSBC	TRY	17,215,680	USD	(9,682,610)	3/11/13	59,786
JPMC	BRL	47,339,250	USD	(23,398,206)	3/11/13	269,644
JPMC	EUR	(28,203,025)	USD	37,927,427	3/11/13	(380,368)
JPMC	GBP	(23,689,022)	USD	37,229,667	3/11/13	(333,267)
JPMC	JPY	1,951,654,627	USD	(21,512,948)	3/11/13	(167,599)
JPMC	MXN	(137,702,718)	USD	10,732,451	3/11/13	(61,011)
JPMC	NOK	388,750,520	USD	(70,199,451)	3/11/13	867,061
JPMC	SEK	147,104,312	USD	(22,895,613)	3/11/13	224,817
MNB	EUR	326,800	USD	(443,795)	2/1/13	2
MNB	GBP	(88,000)	USD	139,568	2/1/13	1
MNB	IDR	106,000,000,000	USD	(10,911,004)	2/1/13	18,540
MSC	GBP	(7,957,549)	USD	12,502,504	3/11/13	(115,531)
MSC	JPY	3,131,962,439	USD	(34,540,910)	3/11/13	(286,473)
MSC	PLN	(44,326,624)	USD	14,264,630	3/11/13	(22,748)
MSC	ZAR	(569,887,558)	USD	62,294,027	3/11/13	(1,085,333)
TD	CAD	27,989,985	USD	(27,704,901)	3/11/13	336,770
TD	CLP	8,525,217,000	USD	(17,974,314)	3/11/13	10,238
TD	JPY	(2,744,660,941)	USD	30,250,531	3/11/13	232,032
TD	MXN	239,629,500	USD	(18,715,060)	3/11/13	67,662
TD	RUB	727,134,500	USD	(23,954,357)	3/11/13	115,280
UBS	MXN	(153,615,000)	USD	12,042,568	2/5/13	(38,483)
						$(310,182)

Futures Contracts

					Unrealized
					Appreciation
Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	(Depreciation)
(760)	Euro-O.A.T.	$(134,652,813)	$(137,937,491)	3/12/13	$(3,284,678)
400	Long Gilt	76,557,429	73,825,127	3/29/13	(2,732,302)
(2,490)	U.S. Treasury 10 yr Notes	(327,131,110)	(326,890,313)	3/29/13	240,797
(209)	U.S. Treasury Long Bond	(29,984,378)	(29,984,969)	3/29/13	(591)
		$(415,210,872)			$(5,776,774)

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts and notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 4 in “Notes.”

Summary of Abbreviations:
ARM – Adjustable Rate Mortgage
AUD – Australian Dollar
BAML – Bank of America Merrill Lynch
BCLY – Barclays Bank
BP – Banque Paribas
BRL– Brazilian Real
CAD – Canadian Dollar
CITI – Citigroup Global Markets
CLP – Chilean Peso
COP – Colombian Peso
CS – Credit Suisse
EUR – European Monetary Unit
GBP – British Pound Sterling
GNMA – Government National Mortgage Association
GSC – Goldman Sachs Capital
GSMPS – Goldman Sachs Reperforming Mortgage Securities
HSBC – Hong Kong Shanghai Bank
IDR – Indonesian Rupiah
JPMC – JPMorgan Chase Bank
JPY – Japanese Yen
KRW – South Korean Won
MASTR – Mortgage Asset Securitization Transactions, Inc.
MNB – Mellon National Bank
MSC – Morgan Stanley Capital
MXN – Mexican Peso
MYR – Malaysian Ringgit
NCUA – National Credit Union Administration
NOK – Norwegian Krone
NZD – New Zealand Dollar
O.A.T. – Obligations Assimilables du Tresor
PIK – Pay-in-kind
PLN – Polish Zloty
RASC – Residential Asset Securities Corporation
REMIC – Real Estate Mortgage Investment Conduit
RUB – Russian Ruble
S.F. – Single Family
SEK – Swedish Krona
TBA – To be announced
TD – Toronto Dominion Securities
TRY – Turkish Lira
UBS – Union Bank of Switzerland
USD – United States Dollar
yr – Year
ZAR – South African Rand

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently by Delaware Group® Adviser Funds – Delaware Diversified Income Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value.Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on all open federal income tax years (October 31, 2009 – October 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on January 31, 2013.

To Be Announced Trades – The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., "when issued," "delayed delivery," "forward commitment," or "TBA transactions") consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally isolates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method.Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Withholding taxes on foreign interest has been provided in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At January 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At January 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$9,989,384,131
Aggregate unrealized appreciation	$384,013,463
Aggregate unrealized depreciation	(75,270,983)
Net unrealized appreciation	$308,742,480

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 – inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of January 31, 2013:

	Level 1	Level 2	Level 3	Total
Agency, Asset- &
Mortgage-Backed Securities	$-	$1,919,120,522	$16,624,082	$1,935,744,604
Corporate Debt	30,668,430	5,372,788,591	-	5,403,457,021
Common Stock	9,578	-	-	9,578
Foreign Debt	-	1,037,802,890	-	1,037,802,890
Municipal Bond	-	385,316	-	385,316
U.S. Treasury Obligations	-	199,289,843	-	199,289,843
Short-Term Investments	-	1,523,500,819	-	1,523,500,819
Securities Lending Collateral	-	137,531,534	-	137,531,534
Other	34,131,224	26,273,782	-	60,405,006
Total	$64,809,232	$10,216,693,297	$16,624,082	$10,298,126,611

Foreign Currency Exchange Contracts	$-	$(310,182)	$-	$(310,182)
Futures Contracts	$(5,776,774)	-	-	$(5,776,774)

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Fund's net assets at the end of the period.

During the period ended January 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

Futures Contracts – A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing fund securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Options Contracts — During the period ended January 31, 2013, the Fund entered into options contracts in the normal course of pursuing its investment objective. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps “swaptions”, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. There were no transactions in options written during the period ended January 31, 2013.

Swap Contracts — The Fund enters into CDS contracts in the normal course of pursuing its investment objective. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the period ended January 31, 2013, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedule of investments. There were no swap contracts outstanding at January 31, 2013.

4. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. In October 2008, BNY Mellon transferred certain distressed securities from the Fund’s previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At January 31, 2013, the value of securities on loan was $139,806,695, for which cash collateral was received and invested in accordance with the Lending Agreement. At January 31, 2013, the value of invested collateral was $137,531,534. These investments are presented on the schedule of investments under the caption "Securities Lending Collateral".

5. Credit and Market Risk
The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s and Baa3 by Moody’s Investors Service, or similarly rated by another nationally recognized statistical rating organization. Investments in these high yield securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages or consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to January 31, 2013 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware U.S. Growth Fund

January 31, 2013

	Number of
	Shares	Value
²Common Stock – 97.25%
Consumer Discretionary – 12.33%
†Liberty Interactive Class A	2,202,390	$46,822,811
NIKE Class B	468,250	25,308,913
†priceline.com	65,650	45,001,106
†Sally Beauty Holdings	543,523	14,425,100
*Staples	1,684,200	22,703,016
		154,260,946
Consumer Staples – 3.40%
Walgreen	1,063,800	42,509,448
		42,509,448
Energy – 9.85%
EOG Resources	534,850	66,845,553
Kinder Morgan	1,506,645	56,438,922
		123,284,475
Financials – 18.24%
CME Group	438,248	25,348,264
†IntercontinentalExchange	251,650	34,916,438
MasterCard Class A	117,525	60,924,960
Progressive	1,797,439	40,424,403
Visa Class A	421,650	66,582,751
		228,196,816
Healthcare – 13.26%
Allergan	560,225	58,829,227
†Celgene	427,325	42,288,082
Novo Nordisk ADR	235,725	43,455,904
*Perrigo	212,306	21,338,876
		165,912,089
Materials & Processing – 2.57%
Syngenta ADR	373,675	32,169,681
		32,169,681
Producer Durables – 1.53%
Caterpillar	195,125	19,198,349
		19,198,349
Technology – 36.08%
†Adobe Systems	1,210,425	45,790,378
Apple	122,075	55,581,968
†BMC Software	1,124,975	46,742,711
†Crown Castle International	867,749	61,193,659
†Google Class A	60,150	45,454,754
Intuit	757,875	47,276,243
†Polycom	1,147,381	12,655,612
QUALCOMM	949,000	62,662,470
†Teradata	459,175	30,608,606
†VeriFone Systems	481,550	16,719,416
†VeriSign	618,500	26,849,085
		451,534,902
Total Common Stock (cost $931,743,200)		1,217,066,706

Warrant – 0.17%
†Kinder Morgan CW17 strike price $40.00, expiration date 5/25/17	467,520	2,085,139
Total Warrant (cost $856,254)		2,085,139

	Principal
	Amount
Short-Term Investments – 3.26%
≠Discount Notes – 0.25%
Federal Home Loan Bank
0.12% 2/15/13	$372,731	372,729
0.125% 2/6/13	1,694,231	1,694,229
0.13% 3/6/13	576,691	576,686
0.135% 4/2/13	454,205	454,183
		3,097,827
Repurchase Agreements – 2.63%
Bank of America 0.12%, dated 1/31/13, to be
repurchased on 2/1/13, repurchase price $11,848,285
(collateralized by U.S. government obligations 1.25%-2.125%
4/15/14-12/31/15; market value $12,085,211)	11,848,246	11,848,246

BNP Paribas 0.12%, dated 1/31/13, to be
repurchased on 2/1/13, repurchase price $21,080,825
(collateralized by U.S. government obligations 0.25%-4.25%
12/15/13-8/15/21; market value $21,502,369)	21,080,754	21,080,754
		32,929,000

≠U.S. Treasury Obligations – 0.38%
U.S. Treasury Bills
0.40% 3/21/13	2,162,216	2,162,108
0.40% 3/28/13	2,604,703	2,604,533
		4,766,641
Total Short-Term Investments (cost $40,793,295)		40,793,468

Total Value of Securities Before Securities Lending Collateral – 100.69%
(cost $973,392,749)		1,259,945,313

**Securities Lending Collateral – 0.01%
Investment Companies
Delaware Investments Collateral Fund No. 1	74,384	74,384
†@Mellon GSL Reinvestment Trust II	976,789	0
Total Securities Lending Collateral (cost $1,051,173)		74,384

Total Value of Securities – 100.70%
(cost $974,443,922)		1,260,019,697
**Obligation to Return Securities Lending Collateral – (0.09%)		(1,051,173)
Other Liabilities Net of Receivables and Other Assets – (0.61%)		(7,619,081)
Net Assets Applicable to 64,551,417 Shares Outstanding – 100.00%		$1,251,349,443

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†Non income producing security.
*Fully or partially on loan.
≠The rate shown is the effective yield at the time of purchase.
**See Note 3 in “Notes” for additional information on securities lending collateral.
@Illiquid security. At January 31, 2013, the aggregate value of illiquid securities was $0, which represented 0.00% of the Fund’s net assets. See Note 4 in “Notes.”
©Includes $1,030,876 of securities loaned.

ADR – American Depositary Receipt

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Adviser Funds – Delaware U.S. Growth Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Debt securities are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund's tax positions taken for all open federal income tax years (October 31, 2009–October 31, 2012) and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on January 31, 2013.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At January 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At January 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$983,818,656
Aggregate unrealized appreciation	$297,178,554
Aggregate unrealized depreciation	(20,977,513)
Net unrealized appreciation	$276,201,041

For federal income tax purposes, at October 31, 2012 capital loss carryforwards of $140,894,982 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 -inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of January 31, 2013:

	Level 1	Level 2	Level 3	Total
Common Stock	$1,217,066,706	$-	$-	$1,217,066,706
Warrant	2,085,139	-	-	2,085,139
Short-Term Investments	-	40,793,468	-	40,793,468
Securities Lending Collateral	-	74,384	-	74,384
Total	$1,219,151,845	$40,867,852	$-	$1,260,019,697

The securities deemed worthless on the schedule of investment are considered to be Level 3 securities in this table.

A reconciliation of Level 3 investments is presented when each Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets.

During the period ended January 31, 2013, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. In October 2008, BNY Mellon transferred certain distressed securities from the Fund’s previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/ or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and are subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At January 31, 2013, the value of the securities on loan was $1,030,876, for which cash collateral was received and invested in accordance with the Lending Agreement. At January 31, 2013, the value of invested collateral was $74,384. These investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

4. Credit and Market Risk
The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are illiquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of January 31, 2013, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

5. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to January 31, 2013 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware International Bond Fund

January 31, 2013

		Principal	Value
		Amount[o]	(U.S. $)
Agency Collateralized Mortgage Obligation – 0.07%
•#FREMF Mortgage Trust Series 2012-K21 B 144A 3.938% 7/25/45	USD	10,000	$9,987
Total Agency Collateralized Mortgage Obligation (cost $10,161)			9,987

ΔCorporate Bonds – 57.92%
Australia – 1.86%
BHP Billiton Finance USA 3.25% 11/21/21		105,000	110,755
#Woodside Finance 144A 8.75% 3/1/19		60,000	79,266
#Woolworths 144A 4.55% 4/12/21		85,000	93,654
			283,675
Bermuda – 1.96%
#Digicel Group 144A 8.25% 9/30/20		200,000	224,000
Weatherford International 5.125% 9/15/20		70,000	75,026
			299,026
Brazil – 6.53%
#Banco Pactual 144A 4.00% 1/16/20		200,000	193,500
Banco do Brasil 3.875% 10/10/22		200,000	198,500
#Brazil Telecom 144A 5.75% 2/10/22		202,000	212,605
Vale Overseas 6.25% 1/23/17		140,000	160,339
#Votorantim Cimentos 144A 7.25% 4/5/41		200,000	230,000
			994,944
Canada – 3.79%
Barrick Gold
2.90% 5/30/16		115,000	120,885
3.85% 4/1/22		45,000	46,330
Canadian Natural Resources
3.45% 11/15/21		45,000	47,512
6.25% 3/15/38		25,000	31,151
Encana 3.90% 11/15/21		50,000	52,894
Talisman Energy 5.50% 5/15/42		25,000	27,198
Teck Resources 4.75% 1/15/22		90,000	97,782
•TransCanada Pipelines 6.35% 5/15/67		145,000	154,708
			578,460
Cayman Islands – 2.67%
Baidu 3.50% 11/28/22		200,000	195,555
Noble Holding International 3.95% 3/15/22		125,000	129,254
Transocean 6.375% 12/15/21		70,000	82,526
			407,335
Chile – 1.32%
#Telefonica Chile 144A 3.875% 10/12/22		200,000	200,831
			200,831
Colombia – 0.32%
Bancolombia 5.125% 9/11/22		16,000	16,640
Ecopetrol 7.625% 7/23/19		25,000	32,000
			48,640
France – 3.34%
France Telecom 4.125% 9/14/21		85,000	91,937
#GDF Suez 144A 1.625% 10/10/17		50,000	49,803
#Pernod-Ricard 144A 4.45% 1/15/22		150,000	163,021
Total Capital International 2.875% 2/17/22		125,000	128,075
#Vivendi 144A 6.625% 4/4/18		65,000	75,898
			508,734
Ireland – 3.31%
#Ardagh Packaging Finance 144A 7.00% 11/15/20		200,000	202,000
#Nara Cable Funding 144A 8.875% 12/1/18		100,000	102,500
#Rosneft Oil 144A 4.199% 3/6/22		200,000	200,500
			505,000

Italy – 1.01%
#ENI 144A 4.15% 10/1/20		150,000	153,713
			153,713
Luxembourg – 3.33%
ArcelorMittal 6.00% 3/1/21		80,000	84,226
Covidien International Finance 2.80% 6/15/15		110,000	115,625
#Schlumberger Investment 144A 3.30% 9/14/21		110,000	115,990
Tyco Electronics Group 3.50% 2/3/22		85,000	86,247
#Wind Acquisition Finance 144A 7.25% 2/15/18		100,000	105,750
			507,838
Mexico – 4.01%
America Movil 3.75% 6/28/17	EUR	145,000	214,622
#Banco Santander Mexico 144A 4.125% 11/9/22	USD	150,000	151,875
#Cemex 144A 9.50% 6/15/18		200,000	225,750
#Petroleos Mexicanos 144A 3.50% 1/30/23		20,000	19,650
			611,897
Netherlands – 5.92%
#Carlson Wagonlit 144A 6.875% 6/15/19		200,000	212,999
#Deutsche Telekom International Finance 144A 2.25% 3/6/17		150,000	153,619
#Heineken 144A 3.40% 4/1/22		125,000	128,469
Koninklijke Philips Electronics 3.75% 3/15/22		115,000	123,634
#Myriad International Holding 144A 6.375% 7/28/17		100,000	112,500
•#Rabobank 144A 11.00% 12/29/49		115,000	155,043
Syngenta Finance 3.125% 3/28/22		15,000	15,501
			901,765
Qatar – 1.16%
#Ras Laffan Liquefied Natural Gas III 144A 5.832% 9/30/16		161,600	176,548
			176,548
Spain – 0.14%
Telefonica Emisiones 5.462% 2/16/21		20,000	21,706
			21,706
United Arab Emirates – 1.32%
#TAQA Abu Dhabi National Energy 144A 2.50% 1/12/18		200,000	200,500
			200,500
United Kingdom – 7.73%
Abbey National Treasury Services 4.00% 4/27/16		50,000	53,224
#Algeco Scotsman Global Finance 144A 8.50% 10/15/18		200,000	214,999
#BG Energy Capital 144A 4.00% 12/9/20		100,000	109,058
#CEVA Group 144A 8.375% 12/1/17		200,000	205,499
Ensco 4.70% 3/15/21		105,000	118,086
HSBC Holdings 6.25% 3/19/18	EUR	100,000	158,956
#Ineos Finance 144A 8.375% 2/15/19	USD	100,000	109,875
Rio Tinto Finance USA 1.625% 8/21/17		100,000	100,341
Virgin Media Secured Finance 6.50% 1/15/18		100,000	107,500
			1,177,538
United States – 7.76%
Anheuser-Busch InBev Worldwide 1.375% 7/15/17		65,000	65,302
Burlington Northern Santa Fe 5.65% 5/1/17		30,000	35,179
CenturyLink 6.45% 6/15/21		75,000	82,030
Comcast 6.30% 11/15/17		35,000	42,470
Commonwealth Edison 1.95% 9/1/16		45,000	46,562
#Crown Castle Towers 144A 4.883% 8/15/20		35,000	39,790
CSX 5.60% 5/1/17		30,000	34,822
Dow Chemical 8.55% 5/15/19		30,000	40,510
Enterprise Products Operating 6.30% 9/15/17		45,000	54,238
•Fifth Third Capital Trust IV 6.50% 4/15/37		55,000	55,138
General Electric Capital
5.30% 2/11/21		40,000	45,564
5.50% 2/1/17	NZD	30,000	26,335
#HD Supply 144A 7.50% 7/15/20	USD	2,000	1,980
Hewlett-Packard 4.65% 12/9/21		25,000	25,179
Jersey Central Power & Light 5.625% 5/1/16		50,000	56,872
JPMorgan Chase 2.92% 9/19/17	CAD	100,000	100,630
Kinder Morgan Energy Partners 6.00% 2/1/17	USD	20,000	23,146
Kraft Foods Group 3.50% 6/6/22		20,000	20,958
Laboratory Corporation of America Holdings 2.20% 8/23/17		65,000	65,854
Lowe's 3.12% 4/15/22		30,000	30,923
Molson Coors Brewing 2.00% 5/1/17		60,000	61,185
National Semiconductor 6.60% 6/15/17		55,000	67,353
Noble Energy 4.15% 12/15/21		20,000	21,687
Safeway 4.75% 12/1/21		15,000	15,259
SCANA 4.125% 2/1/22		15,000	15,588
UDR 4.625% 1/10/22		15,000	16,478
United Technologies 3.10% 6/1/22		15,000	15,541
Vornado Realty 5.00% 1/15/22		15,000	16,581
•Wisconsin Energy 6.25% 5/15/67		55,000	59,869
			1,183,023

Venezuela – 0.44%
Petroleos de Venezuela 9.00% 11/17/21		70,000	66,850
			66,850
Total Corporate Bonds (cost $8,553,394)			8,828,023

ΔRegional Bonds – 6.71%
Australia – 5.36%
New South Wales Treasury
6.00% 4/1/19	AUD	189,000	222,736
6.00% 3/1/22	AUD	178,000	211,869
Queensland Treasury
5.75% 7/22/24	AUD	104,000	119,113
6.00% 10/21/15	AUD	135,000	151,026
Treasury of Victoria 6.00% 10/17/22	AUD	94,000	112,678
			817,422
Canada – 1.35%
Quebec Province 4.25% 12/1/21	CAD	185,000	205,452
			205,452
Total Regional Bonds (cost $1,013,875)			1,022,874

ΔSovereign Bonds – 29.57%
Belgium – 0.98%
Belgian Government 4.25% 9/28/22	EUR	94,000	148,849
			148,849
Finland – 1.30%
Finnish Government 3.875% 9/15/17	EUR	128,000	197,578
			197,578
Germany – 2.53%
Deutschland Republic
2.50% 1/4/21	EUR	67,886	100,411
6.25% 1/4/24	EUR	145,000	285,124
			385,535
Ireland – 1.42%
Irish Government 4.50% 10/18/18	EUR	150,000	216,503
			216,503
Malaysia – 0.72%
Malaysian Government 4.262% 9/15/16	MYR	330,000	110,214
			110,214
Mexico – 2.63%
Mexican Bonos
6.00% 6/18/15	MXN	1,265,000	103,202
8.00% 12/17/15	MXN	3,461,000	297,305
			400,507
Panama – 0.97%
Panama Government International Bond 6.70% 1/26/36	USD	110,000	148,225
			148,225
Paraguay – 1.30%
#Republic of Paraguay 144A 4.625% 1/25/23		200,000	199,000
			199,000
Peru – 0.97%
Republic of Peru 7.125% 3/30/19		115,000	147,775
			147,775
Poland – 1.46%
Poland Government 5.75% 10/25/21	PLN	600,000	222,193
			222,193
Portugal – 2.98%
Portugal Obrigacoes do Tesouro
4.35% 10/16/17	EUR	145,000	192,947
4.45% /15/18	EUR	200,000	261,413
			454,360
Sri Lanka – 1.39%
#Republic of Sri Lanka 144A 5.875% 7/25/22	USD	200,000	212,000
			212,000
South Africa – 1.26%
Republic of South Africa 7.25% 1/15/20	ZAR	1,634,000	191,863
			191,863

Sweden – 0.40%
Swedish Government 3.00% 7/12/16	SEK	365,000	60,903
			60,903
Turkey – 1.34%
Turkey Government 10.50% 1/15/20	TRY	295,000	204,371
			204,371
United Kingdom – 7.48%
United Kingdom Treasury Gilt
1.75% 1/22/17	GBP	65,000	106,888
4.00% 3/7/22	GBP	212,000	394,091
5.00% 3/7/25	GBP	314,200	639,165
			1,140,144
Uruguay – 0.44%
Uruguay Government International Bond 8.00% 11/18/22	USD	48,750	67,763
			67,763
Total Sovereign Bonds (cost $4,332,347)			4,507,783

Supranational Bank – 0.21%
Corp Andina de Fomento 4.375% 6/15/22		30,000	32,766
Total Supranational Bank (cost $32,372)			32,766

U.S. Treasury Obligation – 0.67%
U.S. Treasury Note 1.625% 11/15/22		105,000	101,670
Total U.S. Treasury Obligation (cost $104,180)			101,670

Short-Term Investments – 3.26%
≠Discount Notes – 0.92%
Federal Home Loan Bank
0.12% 4/2/13		27,647	27,646
0.125% 3/6/13		59,628	59,628
0.13% 2/6/13		43,404	43,404
0.135% 2/15/13		9,549	9,549
			140,227
≠U.S. Treasury Obligations – 2.34%
U.S. Treasury Bills
0.04% 3/21/13		206,606	206,596
0.04% 3/28/13		149,753	149,743
			356,339
Total Short-Term Investments (cost $496,554)			496,566

Total Value of Securities – 98.41%
(cost $14,542,883)			14,999,669
«Receivables and Other Assets Net of Liabilities – 1.59%			242,733
Net Assets Applicable to 1,649,987 Shares Outstanding – 100.00%			$15,242,402

°Principal amount is stated in the currency in which each security is denominated.
•Variable rate security. The rate shown is the rate as of January 31, 2013. Interest rates reset periodically.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2013, the aggregate value of Rule 114A securities was $5,042,172, which represented 33.08% of the Fund’s net assets. See Note 5 in “Notes.”
ΔSecurities have been classified by country of origin.
≠The rate shown is the effective yield at the time of purchase.
«Includes $139,300 cash collateral for derivatives and foreign currency valued at $205,678 with a cost of $203,958.

The following foreign currency exchange contracts were outstanding at January 31, 2013:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to		In Exchange		Settlement	Appreciation
Counterparty	Receive (Deliver)		For		Date	(Depreciation)
BAML	AUD	(449,493)	USD	466,244	3/11/13	$(1,322)
BAML	BRL	204,225	USD	(100,991)	3/11/13	1,113
BAML	CAD	527,930	USD	(522,752)	3/11/13	6,152
BAML	CLP	54,336,750	USD	(114,448)	3/11/13	179
BAML	EUR	3,192,173	USD	(4,300,895)	3/11/13	34,991
BAML	GBP	66,948	USD	(105,373)	3/11/13	784
BAML	INR	10,794,000	USD	(198,456)	3/11/13	2,641
BAML	JPY	206,319,077	USD	(2,269,203)	3/11/13	(12,681)
BAML	KRW	220,800,843	USD	(202,578)	3/11/13	(95)
BAML	MXN	(2,519,564)	USD	196,809	3/11/13	(681)
BAML	NOK	765,526	USD	(138,339)	3/11/13	1,605
BAML	NZD	80,000	USD	(66,358)	3/11/13	628
BAML	SEK	1,052,364	USD	(163,662)	3/11/13	1,738
BAML	ZAR	(991,404)	USD	108,583	3/11/13	(1,674)
CITI	PLN	(667,450)	USD	212,971	3/11/13	(2,162)
CITI	SEK	323,990	USD	(50,374)	3/11/13	548
HSBC	BRL	61,034	USD	(30,555)	3/11/13	(40)
HSBC	GBP	(64,161)	USD	100,836	3/11/13	(901)
MSC	GBP	(65,333)	USD	102,648	3/11/13	(949)
MSC	ZAR	(720,721)	USD	78,782	3/11/13	(1,373)
TD	CLP	14,199,000	USD	(29,937)	3/11/13	17
TD	MXN	391,229	USD	(30,555)	3/11/13	110
						$28,628

Futures Contracts

				Unrealized
Contracts	Notional	Notional		Appreciation
to Buy (Sell)	Cost (Proceeds)	Value	Expiration Date	(Depreciation)
2 EUR BUXL 30 yr Bond	$355,501	$358,512	3/12/13	$3,011
(5) U.S. Treasury 10 yr Note	(654,986)	(656,406)	3/29/13	(1,420)
	$(299,485)			$1,591

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts and notional values presented above represents the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

1See Note 3 in “Notes.”

Summary of Abbreviations:
AUD – Australian Dollar
BAML – Bank of America Merrill Lynch
BRL – Brazilian Real
CAD – Canadian Dollar
CITI – Citigroup Global Markets
CLP – Chilean Peso
EUR – European Monetary Unit
GBP – British Pound Sterling
HSBC – Hong Kong Shanghai Bank
INR – Indian Rupee
JPY – Japanese Yen
KRW – South Korean Won
MSC – Morgan Stanley Capital
MXN – Mexican Peso
MYR – Malaysian Ringgit
NOK – Norwegian Krone
NZD – New Zealand Dollar
PLN – Polish Zloty
SEK – Swedish Krona
TD – Toronto Dominion
TRY – Turkish Lira
USD – United States Dollar
yr – Year
ZAR – South African Rand

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Adviser Funds - Delaware International Bond Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities and credit default swap (CDS) contracts are valued based upon valuation provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Swaps prices are derived using, daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (October 31, 2009–October 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries it invests in that may date back to the inception date of the Fund.

Class Accounting – Investment income, common expenses and realized and unrealized gains (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. At January 31, 2013, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally isolates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Withholding taxes on foreign interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income monthly and distributions from net realized gain on investments, if any, annually. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At January 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At January 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$14,542,883
Aggregate unrealized appreciation	$547,957
Aggregate unrealized depreciation	(91,171)
Net unrealized appreciation	$456,786

For federal income tax purposes, at October 31, 2012, capital loss carryforwards of $199,397 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire as follows: $154,783 expires in 2014, $21,289 expires in 2016 and $23,325 expires in 2017.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of January 31, 2013:

	Level 1	Level 2	Total
Corporate Bonds	$-	$9,987	$9,987
Corporate Bonds	-	8,828,023	8,828,023
Foreign Debt	-	5,563,423	5,563,423
U.S. Treasury Obligation	-	101,670	101,670
Short-Term Investments	-	496,566	496,566
Total	$-	$14,999,669	$14,999,669

Foreign Currency Exchange Contracts	$-	$28,628	$28,628
Futures Contracts	$1,591	$-	$1,591

During the period ended January 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. The Fund posted $120,000 as cash collateral and received $10,000 securities collateral for foreign currency exchange contracts.

Futures Contracts – A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Options Contracts – During the period ended January 31, 2013, the Fund entered into options contracts in the normal course of pursuing its investment objective. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps “swaptions”, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. No options contracts were outstanding at January 31, 2013 and there were no transactions in options written during the period ended January 31, 2013.

Swap Contracts – The Fund enters into CDS contracts in the normal course of pursuing its investment objective. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. The Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty combined with any credit enhancements, is rated at least BBB- by S&P or Baa3 by Moody’s or is determined to be of equivalent quality by the manager.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the period ended January 31, 2013, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment, such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts. No swap contracts were outstanding at January 31, 2013.

4. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. During the period ended January 31, 2013, the Fund had no securities out on loan.

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s and Baa3 by Moody’s Investor Services, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of January 31, 2013, no securities have been determined be illiquid under the Fund’s Liquidity Procedures. Rule 144A securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to January 31, 2013 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Global Real Estate Opportunities Fund

January 31, 2013

	Number of	Value
	Shares	(U.S. $)
ΔCommon Stock – 99.88%
Australia – 9.59%
CFS Retail Property Trust Group	180,666	$376,923
Dexus Property Group	988,515	1,077,573
Federation Centres	297,000	721,870
Goodman Group	211,394	992,320
@=†GPT Group-In Specie	1,377,200	0
Investa Office Fund	108,595	343,241
Mirvac Group	604,212	1,002,151
Westfield Group	233,743	2,726,009
		7,240,087
Belgium – 0.38%
*Cofinimmo	2,354	284,541
		284,541
Canada – 2.86%
Boardwalk Real Estate Investment Trust	15,531	1,022,319
*Canadian Real Estate Investment Trust	25,259	1,136,890
		2,159,209
China/Hong Kong – 12.08%
*China Overseas Land & Investment	158,164	490,480
Hongkong Land Holdings	175,000	1,370,250
Hysan Development	220,037	1,107,938
Kerry Properties	95,000	513,259
Link REIT	265,500	1,379,648
Sun Hung Kai Properties	186,565	3,062,366
Wharf Holdings	134,685	1,189,620
		9,113,561
France – 3.18%
ICADE	2,569	226,766
*Klepierre	30,208	1,191,702
Unibail-Rodamco	4,159	983,021
		2,401,489
Germany – 0.98%
*Alstria Office REIT	60,658	741,362
		741,362
Japan – 10.91%
†GLP J-REIT	1,339	1,193,248
Japan Real Estate Investment	61	616,303
Kenedix Realty Investment	159	621,535
Mitsubishi Estate	114,142	2,763,222
Mitsui Fudosan	99,446	2,271,529
*Nippon Building Fund	74	763,020
		8,228,857
Mexico – 3.33%
†Concentradora Fibra Hotelera Mexicana	400,000	695,559
Fibra Uno Administracion	579,900	1,814,184
		2,509,743
Singapore – 5.04%
*CapitaCommerical Trust	496,203	667,565
CapitaLand	283,145	915,142
Global Logistic Properties	258,000	575,372
Keppel Land	133,000	457,805
Mapletree Logistics Trust	584,760	552,819
*Suntec REIT	464,000	635,488
		3,804,191
Sweden – 0.75%
Hufvudstaden Class A	43,641	564,613
		564,613

United Kingdom – 5.97%
British Land	132,208	1,178,412
Derwent London	41,936	1,435,297
Hammerson	146,327	1,127,186
Shaftesbury	86,867	761,185
		4,502,080
United States – 44.81%
American Campus Communities	12,387	576,863
Apartment Investment & Management	40,716	1,110,732
AvalonBay Communities	8,217	1,066,484
Boston Properties	15,916	1,675,636
BRE Properties	9,648	490,890
Camden Property Trust	18,241	1,265,743
CBL & Associates Properties	26,863	577,286
Colonial Properties Trust	22,121	484,671
Corporate Office Properties Trust	10,697	283,043
DCT Industrial Trust	42,222	298,087
Equity Lifestyle Properties	7,913	566,571
Equity Residential	30,767	1,704,184
Extra Space Storage	21,625	861,540
†First Industrial Realty Trust	44,865	703,035
General Growth Properties	82,828	1,616,803
HCP	21,672	1,005,364
Healthcare Realty Trust	24,754	630,732
Host Hotels & Resorts	68,092	1,143,265
Kilroy Realty	14,162	706,684
Kimco Realty	40,070	832,254
Kite Realty Group Trust	49,270	298,084
Lexington Realty Trust	61,760	679,360
Liberty Property Trust	14,985	586,962
Macerich	3,869	231,057
*National Retail Properties	10,705	342,774
Parkway Properties	9,695	153,569
ProLogis	30,104	1,201,150
Public Storage	9,586	1,475,573
Ramco-Gershenson Properties Trust	32,233	487,363
Simon Property Group	26,514	4,247,012
SL Green Realty	11,361	913,197
†Strategic Hotel & Resorts	82,705	604,574
Summit Hotel Properties	61,252	562,906
†Sunstone Hotel Investors	75,000	867,750
Tanger Factory Outlet Centers	18,364	650,453
Ventas	15,260	1,011,585
Vornado Realty Trust	22,526	1,902,545
		33,815,781
Total Common Stock (cost $67,062,269)		75,365,514

Warrant – 0.00%
=Nieuwe Steen Investments	13,471	0
Total Warrant (cost $0)		0

	Principal
	Amount
	(U.S. $)
Short-Term Investments – 0.44%
Repurchase Agreements – 0.44%
Bank of America 0.12%, dated 1/31/13, to be
repurchased on 2/1/13, repurchase price $120,177
(collateralized by U.S. government obligations 1.25%-2.125%
4/15/14-12/31/15; market value $122,581)	$120,177	120,177

BNP Paribas 0.12%, dated 1/31/13, to be
repurchased on 2/1/13, repurchase price $213,824
(collateralized by U.S. government obligations 0.25%-4.25%
12/15/13-8/15/21; market value $218,099)	213,823	213,823
Total Short-Term Investments (cost $334,000)		334,000

Total Value of Securities Before Securities Lending Collateral – 100.32%
(cost $67,396,269)		75,699,514

	Number of
	Shares
**Securities Lending Collateral – 4.18%
Investment Companies
Delaware Investments Collateral Fund No.1	3,156,836	3,156,836
@†Mellon GSL Reinvestment Trust II	394,559	0
Total Securities Lending Collateral (cost $3,551,395)		3,156,836
Total Value of Securities – 104.50%
(cost $70,947,664)		78,856,350	©
**Obligation to Return Securities Lending Collateral – (4.70%)		(3,551,395)
«Receivables and Other Assets Net of Other Liabilities – 0.20%		153,315
Net Assets Applicable to 11,729,665 Shares Outstanding – 100.00%		$75,458,270

ΔSecurities have been classified by country of origin.
@Illiquid security. At January 31, 2013, the aggregate value of illiquid securities was $0, which represented 0.00% of the Fund’s net assets. See Note 5 in “Notes.”
=Security is being fair valued in accordance with the Fund’s fair valuation policy. At January 31, 2013, the aggregate value of fair valued securities was $0, which represented 0.00% of the Fund’s net assets. See Note 1 in "Notes."
†Non income producing security.
*Fully or partially on loan.
**See Note 4 in “Notes” for additional information on securities lending collateral.
©Includes $2,699,456 of securities loaned.
«Includes foreign currency valued at $8,652 with a cost of $8,672.

The following foreign currency exchange contracts were outstanding at January 31, 2013:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to		In Exchange		Settlement	Appreciation
Counterparty	Receive (Deliver)		For		Date	(Depreciation)
MNB	HKD	(1,255,322)	USD	161,831	2/4/13	$(37)
MNB	MXN	20,335,461	USD	(1,609,131)	2/5/13	(9,849)
MNB	SGD	(225,673)	USD	182,495	2/1/13	148
MNB	SGD	(111,477)	USD	90,024	2/5/13	(50)
						$(9,788)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Summary of Abbreviations:
HKD – Hong Kong Dollar
MNB – Mellon National Bank
MXN – Mexican Peso
REIT – Real Estate Investment Trust
SGD – Singapore Dollar
USD – United States Dollar

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Adviser Funds – Delaware Global Real Estate Opportunities Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (October 31, 2009–October 31, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Portfolio has open tax years in certain foreign countries it invests in that may date back to the inception date of the Portfolio.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on January 31, 2013.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not isolate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At January 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At January 31, 2013, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$72,236,448
Aggregate unrealized appreciation	$9,382,781
Aggregate unrealized depreciation	(2,762,879)
Net unrealized appreciation	$6,619,902

For federal income tax purposes, at October 31, 2012, capital loss carryforwards of $105,487,995 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire as follows: $174,637 expires in 2016, $51,128,017 expires in 2017, $50,784,384 expires in 2018 and $3,400,957 expires in 2019. The amount of this loss which can be utilized in subsequent years may be subject to an annual limitation in accordance with the Internal Revenue Code due to the Fund merger with Delaware Global Real Estate Securities Portfolio in September 2012.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of January 31, 2013:

	Level 1	Level 2	Level 3	Total
Common Stock	$75,365,514	$-	$-	$75,365,514
Short-Term Investments	-	334,000	-	334,000
Securities Lending Collateral	-	3,156,836	-	3,156,836
Total	$75,365,514	$3,490,836	$-	$78,856,350

Foreign Currency Exchange Contracts	$-	$(9,788)	$-	$(9,788)

The securities that have been deemed worthless on the schedule of investments are considered to be Level 3 securities in this table.

During the period ended January 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

4. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. In October 2008, BNY Mellon transferred certain distressed securities from the Fund’s previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At January 31, 2013, the value of the securities on loan was $2,699,456, for which cash collateral was received and invested in accordance with the Lending Agreement. At January 31, 2013, the value of invested collateral was $3,156,836. These investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Fund is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a Fund that invests in a broader range of industries.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of January 31, 2013, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to January 31, 2013 that would require recognition or disclosure in the Fund’s schedule of investments.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: